PROSPECTUS

March 19, 2010

SteelPath MLP Select 40 Fund

Class A Shares
Class I Shares
Class Y Shares

SteelPath MLP Alpha Fund

Class A Shares
Class I Shares

SteelPath MLP Income Fund

Class A Shares
Class I Shares

Each, a series of The SteelPath MLP Funds Trust

2100 McKinney Ave, Suite 1401
Dallas, Texas 75201

This Prospectus discusses certain Funds that are series of The SteelPath MLP Funds Trust, a Delaware statutory trust (collectively referred to as the “Funds” or the “SteelPath Funds”), which seek to provide varying combinations of capital appreciation and income. Each Fund is managed by SteelPath Fund Advisors, LLC (the “Advisor”).

Each Fund pursues different strategies to achieve its investment objective. Unless otherwise stated, each Fund’s investment objective is non-fundamental and may be changed without shareholder approval. Under normal market conditions, the Funds generally invest in equity securities.

This prospectus has information about the Funds that you should know before you invest. You should read it carefully and keep it with your investment records.

Neither the Securities and Exchange Commission, nor any state securities commission has approved or disapproved of the Fund’s shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

No securities dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or The SteelPath MLP Funds Trust. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

i

SteelPath MLP Select 40 Fund
Class A Shares
Class I Shares
Class Y Shares

A series of The SteelPath MLP Funds Trust

Summary

Investment Objectives/Goals: The investment objective of SteelPath MLP Select 40 Fund is to provide investors long-term capital appreciation and attractive levels of current income through diversified exposure to the energy infrastructure Master Limited Partnership (“MLP”) asset class.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SteelPath Funds. More information about these and other discounts is available from your financial professional and in “How to decide which Class of Shares to Buy” beginning on page 32 of the Fund’s prospectus.

	Class A Shares	Class I Shares	Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	NONE	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE	NONE	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE
Maximum Account Fee	$24	$24	$24
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	NONE	NONE
Other Expenses(a)	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	1.35%	1.10%	1.10%
Advisor Expense Reimbursement(b)	(0.25%)	(0.25%)	(0.25%)
Net Total Annual Fund Operating Expenses (after expense reimbursement)	1.10%	0.85%	0.85%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(b)	The Advisor has contractually agreed to reduce fees and absorb expenses of the Fund until at least February 1, 2012, to ensure that Net Total Annual Fund Operating Expenses (exclusive of any front-end load, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees, and expenses or extraordinary expenses such as litigation) will not exceed 0.85% for each of Class A shares, Class I shares and Class Y shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares:

1 Year	3 Years
$684	$914

Class I Shares:

1 Year	3 Years
$89	$279

Class Y Shares:

1 Year	3 Years
$89	$279

The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund:

The Fund invests primarily in common units of energy infrastructure MLPs. The Fund seeks to achieve these objectives by investing at least 90% of its net assets in the equity securities of a minimum of forty MLPs that primarily derive their revenue from energy infrastructure assets, and secondarily, more broadly in energy related assets or activities (“Energy Infrastructure Companies”) including (i) energy-related logistical assets, including the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”), (ii) businesses primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream MLPs”), (iii) businesses that process, treat, and refine natural gas liquids and crude oil (“Downstream MLPs”), and (iv) businesses engaged in owning, managing, and the transportation of alternative energy infrastructure assets including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy MLPs”).

The Advisor’s securities selection process includes a comparison of quantitative and qualitative value factors that are developed through its proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will look for, among other characteristics, sound business fundamentals, a strong record of cash flow growth, a solid business strategy and a respected management team. The Advisor will sell investments if it determines that any of the mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy partnerships that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange and the rest trade on the NASDAQ Stock Market. These companies’ disclosures are regulated by the Securities and Exchange Commission and MLPs must file 10-Ks, 10-Qs, and notices of material changes like any publicly traded corporation. MLPs must also comply with the recordkeeping and disclosure requirements of the Sarbanes-Oxley Act. The Fund invests primarily in common units representing limited partner interests of energy infrastructure MLPs.

To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code. These qualifying sources include natural resource-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

Principal Risks of Investing in the Fund:

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

Market risk.  The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Issuer risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs.

Industry Specific Risk.  Energy infrastructure companies are subject to risks specific to the industry they serve including, but not limited to, the following:

•	fluctuations in commodity prices;
•	reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing;
•	new construction risks and acquisition risk which can limit growth potential;
•	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;
•	depletion of the natural gas reserves or other commodities if not replaced;
•	changes in the regulatory environment;
•	extreme weather;
•	rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and
•	threats of attack by terrorists.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income.

Equity Securities Risk.  MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, the NASDAQ National Market, and AMEX, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you.

Reliance on the Advisor.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor is newly formed, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio have previously managed a mutual fund.

Past Performance:

A bar chart and past performance table are not included in this prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the S&P 500. The Fund will provide a brief explanation of information showing changes in its performance from year to year and showing how its average annual returns over various periods compare with those of the S&P 500.

Investment Advisor: SteelPath Fund Advisors, LLC (the “Advisor”)

Portfolio Managers:

Gabriel Hammond, Founder and Manager of the Advisor since its formation in 2009. Mr. Hammond has been a portfolio manager of the Fund since its inception in 2010.

Stuart Cartner, Member of the Advisor since its formation in 2009. Mr. Cartner has been a portfolio manager of the Fund since its inception in 2010.

For important information about purchasing and selling Fund Shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares,” “Tax Information” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 15 of this prospectus.

SteelPath MLP Alpha Fund
Class A Shares
Class I Shares

A series of The SteelPath MLP Funds Trust

Summary

Investment Objectives/Goals: The investment objective of SteelPath MLP Alpha Fund (the “Fund”) is to provide investors with a concentrated portfolio of energy infrastructure Master Limited Partnerships which the Advisor believes will provide substantial long-term capital appreciation through distribution growth and an attractive level of current income.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SteelPath Funds. More information about these and other discounts is available from your financial professional and in “How to decide which Class of Shares to Buy” beginning on page 32 of the Fund’s prospectus.

	Class A Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE	NONE
Exchange Fee	NONE	NONE
Maximum Account Fee	$24	$24
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%	1.10%
Distribution (12b-1) Fees	0.25%	NONE
Other Expenses(a)	0.40%	0.40%
Estimated Total Annual Fund Operating Expenses	1.75%	1.50%
Advisor Expense Reimbursement(b)	(0.25%)	(0.25%)
Net Total Annual Fund Operating Expenses (after expense reimbursement)	1.50%	1.25%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(b)	The Advisor has contractually agreed to reduce fees and absorb expenses of the Fund until at least February 1, 2012, to ensure that Net Total Annual Fund Operating Expenses (exclusive of any front-end load, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees, and expenses or extraordinary expenses such as litigation) will not exceed 1.25% for each of Class A shares and Class I shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares:

1 Year	3 Years
$723	$1,036

Class I Shares:

1 Year	3 Years
$131	$408

The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund:

The Fund will invest in a concentrated portfolio of twenty (20) MLPs. The Fund seeks to provide its shareholders with long-term capital appreciation in the energy MLP asset class, while removing the obstacles of federal and state K-1 and UBTI filing obligations, while providing portfolio transparency, and daily Net-Asset-Value and liquidity. The Fund also believes it will generate an attractive level of current income, through investment in energy infrastructure MLPs. The Fund seeks to achieve these objectives by investing at least 90% of its net assets in the equity securities of twenty Midstream MLPs.

The Fund seeks investment returns that significantly outperform the total returns of the broader market, utilizing a disciplined investment process that focuses on finding those companies with the best risk-adjusted opportunities for distribution growth.

In managing the Fund’s investment portfolio, the Advisor relies on its disciplined investment process in determining security selection and weightings. The Advisor’s investment process incorporates a detailed fundamental analysis of the underlying businesses owned and operated by potential portfolio companies. Through this process, the Advisor seeks to invest in energy infrastructure MLPs that provide the greatest potential for capital appreciation but whose underlying business risks offer an attractive risk/reward balance for shareholders. By focusing on those Midstream MLPs with the greatest potential for significant upward revaluation, the Fund intends to provide a high level of capital appreciation over the long-term, in addition to an attractive level of inflation protected current income. The Advisor’s securities selection process includes a comparison of quantitative and qualitative value factors that are developed through its proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will look for, among other characteristics, sound business fundamentals, a strong record of cash flow growth, a solid business strategy and a respected management team. The Advisor will sell investments if it determines that any of the mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy partnerships that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange and the rest trade on the NASDAQ Stock Market. These companies’ disclosures are regulated by the Securities and Exchange Commission and MLPs must file 10-Ks, 10-Qs, and notices of material changes like any publicly traded corporation. MLPs must also comply with the recordkeeping and disclosure requirements of the Sarbanes-Oxley Act. The Fund invests primarily in common units representing limited partner interests of energy infrastructure MLPs.

To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code. These qualifying sources include natural resource-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

Principal Risks of Investing in the Fund:

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

Market risk.  The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Issuer risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs.

Industry Specific Risk.  Energy infrastructure companies also are subject to risks specific to the industry they serve including, but not limited to, the following:

•	fluctuations in commodity prices;
•	reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing;
•	new construction risks and acquisition risk which can limit growth potential;
•	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;
•	depletion of the natural gas reserves or other commodities if not replaced;
•	changes in the regulatory environment;
•	extreme weather;
•	rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and
•	threats of attack by terrorists.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income.

Equity Securities Risk.  MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, the NASDAQ National Market, and AMEX, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you.

Reliance on the Advisor.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor is newly formed, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio have previously managed a mutual fund.

Past Performance:

A bar chart and past performance table are not included in this prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the S&P 500. The Fund will provide a brief explanation of information showing changes in its performance from year to year and showing how its average annual returns over various periods compare with those of the S&P 500.

Investment Advisor: SteelPath Fund Advisors, LLC (the “Advisor”)

Portfolio Managers:

Gabriel Hammond, Founder and Manager of the Advisor since its formation in 2009. Mr. Hammond has been a portfolio manager of the Fund since its inception in 2010.

Stuart Cartner, Member of the Advisor since its formation in 2009. Mr. Cartner has been a portfolio manager of the Fund since its inception in 2010.

For important information about purchasing and selling Fund Shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares,” “Tax Information” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 15 of this prospectus.

SteelPath MLP Income Fund
Class A Shares
Class I Shares

A series of The SteelPath MLP Funds Trust

Summary

Investment Objectives/Goals: The investment objective of SteelPath MLP Income Fund (the “Fund”) is to generate a high level of inflation-protected current income, primarily through investments in the larger, more liquid energy Master Limited Partnerships (“MLPs”).

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SteelPath Funds. More information about these and other discounts is available from your financial professional and in “How to decide which Class of Shares to Buy” beginning on page 32 of the Fund’s prospectus.

	Class A Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE	NONE
Exchange Fee	NONE	NONE
Maximum Account Fee	$24	$24
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	NONE
Other Expenses(a)	0.40%	0.40%
Total Annual Fund Operating Expenses	1.60%	1.35%
Advisor Expense Reimbursement(b)	(0.25%)	(0.25%)
Net Total Annual Fund Operating Expenses (after expense reimbursement)	1.35%	1.10%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(b)	The Advisor has contractually agreed to reduce fees and absorb expenses of the Fund until at least February 1, 2012, to ensure that Net Total Annual Fund Operating Expenses (exclusive of any front-end load, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees, and expenses or extraordinary expenses such as litigation) will not exceed 1.10% for each of Class A shares and Class I shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares:

1 Year	3 Years
$694	$945

Class I Shares:

1 Year	3 Years
$131	$408

The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund:

The Fund seeks to provide its shareholders with a high level of current income through the energy MLP asset class, while removing the obstacles of federal and state K-1 and UBTI filing obligations, while providing portfolio transparency, and daily Net-Asset-Value and liquidity. The Fund intends to generate a high level of inflation-protected current income through investment in energy MLPs. The Fund seeks to achieve this objective by investing at least 90% of its net assets in the equity securities of larger, more liquid energy MLPs that derive the majority of their revenue from activities in the energy industry, including: Midstream MLPs, Downstream MLPs, Upstream MLPs, and Other Energy MLPs.

The Fund seeks to provide modest capital appreciation over the long-term, in addition to an attractive level of inflation protected current income. In managing the Fund’s investment portfolio, the Advisor plans to focus exclusively on larger, more liquid energy MLPs in order to maximize the stability and safety of cash distributions. By focusing on larger, more liquid energy MLPs, the Fund intends to provide a high level of stable current income for shareholders. The Advisor’s investment process incorporates a detailed fundamental analysis of the underlying businesses owned and operated by potential portfolio companies. Through this process, the Advisor seeks to invest in energy MLPs whose businesses are expected to provide the greatest assurance of distribution continuity and security but that also offer an attractive risk/reward balance for shareholders. The Advisor will sell investments if it determines that any of the mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy partnerships that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange and the rest trade on the NASDAQ Stock Market. These companies’ disclosures are regulated by the Securities and Exchange Commission and MLPs must file 10-Ks, 10-Qs, and notices of material changes like any publicly traded corporation. MLPs must also comply with the recordkeeping and disclosure requirements of the Sarbanes-Oxley Act. The Fund invests primarily in common units representing limited partner interests of energy MLPs.

To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code. These qualifying sources include natural resource-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

Principal Risks of Investing in the Fund:

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

Market risk.  The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Issuer risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs.

Industry Specific Risk.  Energy infrastructure companies are subject to risks specific to the industry they serve including, but not limited to, the following:

•	fluctuations in commodity prices;
•	reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing;
•	new construction risks and acquisition risk which can limit growth potential;

•	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;
•	depletion of the natural gas reserves or other commodities if not replaced;
•	changes in the regulatory environment;
•	extreme weather;
•	rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and
•	threats of attack by terrorists.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower income.

Equity Securities Risk.  MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, the NASDAQ National Market, and AMEX, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you.

Reliance on the Advisor.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor is newly formed, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio have previously managed a mutual fund.

Past Performance:

A bar chart and past performance table are not included in this prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the Lipper Equity Income Fund

Index. The Fund will provide a brief explanation of information showing changes in its performance from year to year and showing how its average annual returns over various periods compare with those of the Lipper Equity Income Fund Index.

Investment Advisor: SteelPath Fund Advisors, LLC

Portfolio Managers:

Gabriel Hammond, Founder and Manager of the Advisor since its formation in 2009. Mr. Hammond has been a portfolio manager of the Fund since its inception in 2010.

Stuart Cartner, Member of the Advisor since its formation in 2009. Mr. Cartner has been a portfolio manager of the Fund since its inception in 2010.

General Summary Information

The following important information about purchasing and selling Fund Shares, tax information and financial intermediary compensation applies to all of the Funds.

Purchase and Sale of Fund Shares

To open an account, your first investment must be at least $3,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. You can add to your existing SteelPath Funds account directly or through the Fund’s Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Call your broker/dealer, investment professional or financial institution for any additional limitations.

You may sell (redeem) your shares of the Fund on any day the New York Stock Exchange is open for business in one of the following methods, depending on the elections you made in your account application:

Mail.  Send a written request, indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem, to: SteelPath Funds, c/o UMB Fund Services, Inc. P.O. Box 2175, Milwaukee, WI 53233.

Phone.  Call 1-888-614-6614

Wire/Electronic Transfer.  Upon written request sent to the address above under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

SteelPath Funds Website.  Go to www.steelpath.com.

Tax Information:

Each Fund intends to make distributions that will generally be taxed to you as dividend income to the extent of your allocable share of such Fund's current or accumulated earnings and profits, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or you are a tax-exempt investor.

Payments to Broker-Dealers and Other Financial Intermediaries:

If you purchase any of the Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND
RELATED RISKS OF THE STEELPATH FUNDS

The SteelPath MLP Select 40 Fund

Investment Objective

The investment objective of SteelPath MLP Select 40 Fund is to provide investors diversified exposure to the energy infrastructure Master Limited Partnership (“MLP”) asset class. The Fund seeks to provide its shareholders with a low-fee access product to the energy MLP asset class, removing the obstacles of federal and state K-1 and UBTI filing obligations, while providing portfolio transparency, and daily Net-Asset-Value and liquidity. Additionally, the Fund intends to generate an attractive level of current income through investment in energy infrastructure MLPs.

Principal Investment Strategies

The Fund seeks to achieve these objectives by investing at least 90% of its net assets in the equity securities of a minimum of forty MLPs that primarily derive the majority of their revenue from energy infrastructure assets, and secondarily, more broadly in energy related assets or activities (“Energy Infrastructure Companies”) including (i) energy-related logistical assets, including the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”), (ii) businesses primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream MLPs”), (iii) businesses that process, treat, and refine natural gas liquids and crude oil (“Downstream MLPs”), and (iv) businesses engaged in owning, managing, and the transportation of alternative energy infrastructure assets including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy MLPs”).

The Fund seeks investment returns that match or outperform the S&P 500, the benchmark index for the MLP asset class, over the long term, utilizing a disciplined investment process that focuses on risk-reduction, providing a considerable current income component. In managing the Fund’s investment portfolio, the Advisor plans to reduce the inclusion and weightings of riskier MLPs, choosing portfolio companies and weightings by focusing on the underlying business risk profiles of the assets owned and operated by said companies, and also considering other factors such as liquidity. The investment Advisor believes its investment process and strategy provide a compelling balance of risk/reward for shareholders. The Advisor’s securities selection process includes a comparison of quantitative and qualitative value factors that are developed through its proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will look for, among other characteristics, sound business fundamentals, a strong record of cash flow growth, a solid business strategy and a respected management team. The Advisor will sell investments if it determines that any of the mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

The Advisor will conduct diligence on prospective portfolio MLPs consistent with the past practices and experience of its senior professionals. In conducting due diligence, the Advisor’s senior professionals will use information furnished by prospective portfolio MLPs, available public information and information obtained from their extensive relationships with former and current management teams, vendors/suppliers to prospective portfolio companies, consultants, competitors and investment bankers.

The Advisor’s due diligence process will be detailed and highly iterative, including various stages of investment research. The Advisor’s investment committee will be informed at the conclusion of the diligence process of critical findings and conclusions. The stages of research include the following:

Stage 1 — Investigating the universe of available MLPs.

Stage 2 — Examining the assets of individual companies including physical integrity, safety and operating records, and demographic characteristics.

Stage 3 — Conducting a thorough investigation of the management. Key details examined will include operating experience, management skills, and understanding of the cost of capital.

Stage 4 — Scrutinizing company financials including use of leverage, capital structure, and free cash flow.

Stage 5 — Studying the company’s capital investments including its five year investment schedule, return profile, and overall construction risk.

Stage 6 — Maintaining financial models for each company under consideration. These proprietary models are exclusive and built at the asset or asset class level. Cash flows are discounted at asset-specific rates of return to produce a combined intrinsic enterprise value for the company.

Additional due diligence with respect to any investment may be conducted on the Fund’s behalf by its legal counsel and accountants, as well as by other outside advisors, as appropriate.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

Market Risk.  The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs.

Industry Specific Risk.  Energy infrastructure companies also are subject to risks specific to the industry they serve. Risks inherent in the energy infrastructure business of these types of MLPs include the following:

•	Processing, exploration and production, and coal MLPs may be directly affected by energy commodity prices. The volatility of commodity prices can indirectly affect certain other MLPs due to the impact of prices on the volume of commodities transported, processed, stored or distributed. Pipeline MLPs are not subject to direct commodity price exposure because they do not own the underlying energy commodity, while propane MLPs do own the underlying energy commodity. The Advisor seeks to invest in high quality MLPs that are able to mitigate or manage direct margin exposure to commodity price levels. The MLP sector can be hurt by market perception that MLPs’ performance and distributions are directly tied to commodity prices.
•	The profitability of MLPs, particularly processing and pipeline MLPs, may be materially impacted by the volume of natural gas or other energy commodities available for transporting, processing, storing or distributing. A significant decrease in the production of natural gas, oil, coal or other energy commodities, due to a decline in production from existing facilities, import supply disruption, depressed commodity prices or otherwise, would reduce revenue and operating income of MLPs and, therefore, the ability of MLPs to make distributions to partners.
•	A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. Demand may also be adversely impacted by consumer sentiment with respect to global warming and/or by any state or federal legislation intended to promote the use of alternative energy sources, such as bio-fuels.
•	A portion of any one MLP’s assets may be dedicated to natural gas reserves and other commodities that naturally deplete over time, which could have a materially adverse impact on an MLP’s ability to make distributions if the reserves are not replaced.
•	Some MLPs are dependent on third parties to conduct their exploration and production activities and shortages in crews or drilling rigs can adversely impact such MLPs.
•	MLPs employ a variety of means of increasing cash flow, including increasing utilization of existing facilities, expanding operations through new construction, expanding operations through acquisitions, or securing additional long-term contracts. Thus, some MLPs may be subject to construction risk, acquisition risk or other risk factors arising from their specific business strategies. A significant slowdown in large energy companies’ disposition of energy infrastructure assets and other merger and acquisition activity in the energy MLP industry could reduce the growth rate of cash flows received by the Fund from MLPs that grow through acquisitions.
•	The profitability of MLPs could be adversely affected by changes in the regulatory environment. Most MLPs’ assets are heavily regulated by federal and state governments in diverse matters, such as the way in which certain MLP assets are constructed, maintained and operated and the prices MLPs may charge for their services. Such regulation can change over time in scope and intensity. For example, a particular byproduct of an MLP process may be declared hazardous by a regulatory agency and unexpectedly increase production costs. Moreover, many state and federal environmental laws provide for civil as well as regulatory remediation, thus adding to the potential exposure an MLP may face.
•	Extreme weather patterns, such as hurricane Ivan in 2004 and hurricane Katrina in 2005, could result in significant volatility in the supply of energy and power and could adversely impact the value of the securities in which the Fund invests. This volatility may create fluctuations in commodity prices and earnings of companies in the energy infrastructure industry.
•	A rising interest rate environment could adversely impact the performance of MLPs. Rising interest rates could limit the capital appreciation of equity units of MLPs as a result of the increased availability of alternative investments at competitive yields with MLPs. Rising interest rates also may increase an MLP’s cost of capital. A higher cost of capital could limit growth from acquisition/expansion projects and limit MLP distribution growth rates.
•	Since the September 11, 2001 attacks, the U.S. Government has issued public warnings indicating that energy assets, specifically those related to pipeline infrastructure, production facilities and transmission and distribution facilities, might be specific targets of terrorist activity. The continued threat of terrorism and related military activity likely will increase volatility for prices in natural gas and oil and could affect the market for products of MLPs.

MLP Risk.  Investments in securities of MLPs involve risks that differ from an investment in common stock.

•	Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example, unitholders may not elect the general partner or the directors of the general partner and they have limited ability to remove an MLPs general partner.
•	MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.
•	General partners of MLPs often have limited call rights that may require unitholders to sell their common units at an undesirable time or price.

•	MLPs may issue additional common units without unitholder approval, which would dilute existing unitholders, including the Fund’s ownership interest.
•	The Fund derives substantially all of its cash flow from investments in equity securities of MLPs. The amount of cash that the Fund will have available to pay or distribute to you depends entirely on the ability of the MLPs that the Fund owns to make distributions to their partners and the tax character of those distributions. Neither the Fund nor the Advisor has control over the actions of underlying MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the energy infrastructure market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs’ level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. Part of the Fund's investment objective is to generate income, and the Fund's investments may not distribute the expected or anticipated levels of cash, resulting in the risk that the Fund may not be able to meet its stated investment objective.

MLP Tax Risks

•	The Fund’s ability to meet its investment objective will depend on the level of taxable income, dividends and distributions it receives from the MLPs and other securities of Energy Infrastructure Companies in which it invests. The benefit you are expected to derive from the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and part or all of the distributions the Fund receives might be taxed entirely as dividend income. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.
•	The tax treatment of publicly traded partnerships could be subject to potential legislative, judicial or administrative changes and differing interpretations, possibly on a retroactive basis. For example, members of Congress are considering substantive changes to the existing federal income tax laws that affect certain publicly traded partnerships. Any modification to the federal income tax laws and interpretations thereof may or may not be applied retroactively. Specifically, federal income tax legislation has been proposed that would eliminate partnership tax treatment for certain publicly traded partnerships and recharacterize certain types of income received from partnerships. Any such changes could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Fund.
•	The Fund will be a limited partner in the MLPs in which it invests. As a result, it will be allocated a pro rata share of income, gains, losses and deductions from those MLPs. Historically, a significant portion of income from such MLPs has been offset by tax deductions. The Fund will incur a current tax liability on that portion of an MLP’s income and gains that is not offset by tax deductions and losses. The percentage of an MLP’s income and gains which is offset by tax deductions and losses will fluctuate over time for various reasons. A significant slowdown in acquisition activity by MLPs held in the Fund’s portfolio could result in a reduction of accelerated depreciation generated by new acquisitions, which may result in increased current income tax liability to the Fund.

The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the NAV. From time to time, the Advisor will modify the estimates or assumptions regarding the Fund’s deferred tax liability as new information becomes available.

Equity Securities Risk.  MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, the NASDAQ National Market, and AMEX, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you.

Other Risks of Investing in the Fund

In addition to the risks associated with the Fund’s investments and investment practices, you should consider the following additional risks of investing in the Fund.

Reliance on the Advisor.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor is newly formed, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio have previously managed a mutual fund.

The SteelPath MLP Alpha Fund

Investment Objective

The investment objective of the SteelPath MLP Alpha Fund is to provide investors with a concentrated portfolio of energy infrastructure Master Limited Partnership’s which the Advisor believes will provide substantial long-term capital appreciation through distribution growth. The Fund provides an access product with a single Form 1099, removing the obstacles of federal and state K-1 and UBTI filing obligations, while providing portfolio transparency, and daily Net-Asset-Value and liquidity.

Principal Investment Strategies

The Fund seeks to achieve its objectives by investing at least 90% of its net assets in the equity securities of 20 Midstream MLPs.

The Fund seeks investment returns that significantly outperform the total returns of the broader market, utilizing a disciplined investment process that focuses on finding those companies with the best risk-adjusted opportunities for distribution growth.

In managing the Fund’s investment portfolio, the Advisor relies on its disciplined investment process in determining security selection and weightings. The Advisor’s investment process incorporates a detailed fundamental analysis of the underlying businesses owned and operated by potential portfolio companies. Through this process, the Advisor seeks to invest in energy infrastructure MLPs that provide the greatest potential for capital appreciation but whose underlying business risks offer an attractive risk/reward balance for shareholders. By focusing on those Midstream MLPs with the greatest potential for significant upward revaluation, the Fund intends to provide a high level of capital appreciation over the long-term, in addition to an attractive level of inflation protected current income. The Advisor’s securities selection process includes a comparison of quantitative and qualitative value factors that are developed through its proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will look for, among other characteristics, sound business fundamentals, a strong record of cash flow growth, a solid business strategy and a respected management team. The Advisor will sell investments if it determines that any of the mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

The Advisor will conduct diligence on prospective portfolio MLPs consistent with the past practices and experience of its senior professionals. In conducting due diligence, the Advisor’s senior professionals will use information furnished by prospective portfolio MLPs, available public information and information obtained from their extensive relationships with former and current management teams, vendors/suppliers to prospective portfolio companies, consultants, competitors and investment bankers.

The Advisor’s due diligence process will be detailed and highly iterative, including various stages of investment research. The Advisor’s investment committee will be informed at the conclusion of the diligence process of critical findings and conclusions. The stages of research include the following:

Stage 1 — Investigating the universe of available MLPs.

Stage 2 — Examining the assets of individual companies including physical integrity, safety and operating records, and demographic characteristics.

Stage 3 — Conducting a thorough investigation of the management. Key details examined will include operating experience, management skills, and understanding of the cost of capital.

Stage 4 — Scrutinizing company financials including use of leverage, capital structure, and free cash flow.

Stage 5 — Studying the company’s capital investments including its five year investment schedule, return profile, and overall construction risk.

Stage 6 — Maintaining financial models for each company under consideration. These proprietary models are exclusive and built at the asset or asset class level. Cash flows are discounted at asset-specific rates of return to produce a combined intrinsic enterprise value for the company.

Additional due diligence with respect to any investment may be conducted on the Fund’s behalf by its legal counsel and accountants, as well as by other outside advisors, as appropriate.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

Market Risk.  The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs.

Industry Specific Risk.  Energy infrastructure companies also are subject to risks specific to the industry they serve. Risks inherent in the energy infrastructure business of these types of MLPs include the following:

•	Processing, exploration and production, and coal MLPs may be directly affected by energy commodity prices. The volatility of commodity prices can indirectly affect certain other MLPs due to the impact of prices on the volume of commodities transported, processed, stored or distributed. Pipeline MLPs are not subject to direct commodity price exposure because they do not own the underlying energy commodity, while propane MLPs do own the underlying energy commodity. The Advisor seeks to invest in high quality MLPs that are able to mitigate or manage direct margin exposure to commodity price levels. The MLP sector can be hurt by market perception that MLPs’ performance and distributions are directly tied to commodity prices.
•	The profitability of MLPs, particularly processing and pipeline MLPs, may be materially impacted by the volume of natural gas or other energy commodities available for transporting, processing, storing or distributing. A significant decrease in the production of natural gas, oil, coal or other energy commodities, due to a decline in production from existing facilities, import supply disruption, depressed commodity prices or otherwise, would reduce revenue and operating income of MLPs and, therefore, the ability of MLPs to make distributions to partners.
•	A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. Demand may also be adversely impacted by consumer sentiment with respect to global warming and/or by any state or federal legislation intended to promote the use of alternative energy sources, such as bio-fuels.
•	A portion of any one MLP’s assets may be dedicated to natural gas reserves and other commodities that naturally deplete over time, which could have a materially adverse impact on an MLP’s ability to make distributions if the reserves are not replaced.
•	MLPs employ a variety of means of increasing cash flow, including increasing utilization of existing facilities, expanding operations through new construction, expanding operations through acquisitions, or securing additional long-term contracts. Thus, some MLPs may be subject to construction risk, acquisition risk or other risk factors arising from their specific business strategies. A significant slowdown in large energy companies’ disposition of energy infrastructure assets and other merger and acquisition activity in the energy MLP industry could reduce the growth rate of cash flows received by the Fund from MLPs that grow through acquisitions.
•	The profitability of MLPs could be adversely affected by changes in the regulatory environment. Most MLPs’ assets are heavily regulated by federal and state governments in diverse matters, such as the way in which certain MLP assets are constructed, maintained and operated and the prices MLPs may charge for their services. Such regulation can change over time in scope and intensity. For example, a particular byproduct of an MLP process may be declared hazardous by a regulatory agency and unexpectedly increase production costs. Moreover, many state and federal environmental laws provide for civil as well as regulatory remediation, thus adding to the potential exposure an MLP may face.
•	Extreme weather patterns, such as hurricane Ivan in 2004 and hurricane Katrina in 2005, could result in significant volatility in the supply of energy and power and could adversely impact the value of the securities in which the Fund invests. This volatility may create fluctuations in commodity prices and earnings of companies in the energy infrastructure industry.
•	A rising interest rate environment could adversely impact the performance of MLPs. Rising interest rates could limit the capital appreciation of equity units of MLPs as a result of the increased availability of alternative investments at competitive yields with MLPs. Rising interest rates also may increase an MLP’s cost of capital. A higher cost of capital could limit growth from acquisition/expansion projects and limit MLP distribution growth rates.

•	Since the September 11, 2001 attacks, the U.S. Government has issued public warnings indicating that energy assets, specifically those related to pipeline infrastructure, production facilities and transmission and distribution facilities, might be specific targets of terrorist activity. The continued threat of terrorism and related military activity likely will increase volatility for prices in natural gas and oil and could affect the market for products of MLPs.

MLP Risk.  Investments in securities of MLPs involve risks that differ from an investment in common stock.

•	Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example, unitholders may not elect the general partner or the directors of the general partner and they have limited ability to remove an MLPs general partner.
•	MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.
•	General partners of MLPs often have limited call rights that may require unitholders to sell their common units at an undesirable time or price.
•	MLPs may issue additional common units without unitholder approval, which would dilute existing unitholders, including the Fund’s ownership interest.
•	The Fund derives substantially all of its cash flow from investments in equity securities of MLPs. The amount of cash that the Fund will have available to pay or distribute to you depends entirely on the ability of the MLPs that the Fund owns to make distributions to their partners and the tax character of those distributions. Neither the Fund nor the Advisor has control over the actions of underlying MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the energy infrastructure market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs’ level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. Part of the Fund's investment objective is to generate income, and the Fund's investments may not distribute the expected or anticipated levels of cash, resulting in the risk that the Fund may not be able to meet its stated investment objective.

MLP Tax Risks

•	The Fund’s ability to meet its investment objective will depend on the level of taxable income, dividends and distributions it receives from the MLPs and other securities of Energy Infrastructure Companies in which it invests. The benefit you are expected to derive from the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and part or all of the distributions the Fund receives might be taxed entirely as dividend income. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.
•	The tax treatment of publicly traded partnerships could be subject to potential legislative, judicial or administrative changes and differing interpretations, possibly on a retroactive basis. For example, members of Congress are considering substantive changes to the existing federal income tax laws that affect certain publicly traded partnerships. Any modification to the federal income tax laws and interpretations thereof may or may not be applied retroactively. Specifically, federal income tax legislation has been proposed that would eliminate partnership tax treatment for certain publicly traded partnerships and recharacterize certain types of income received from partnerships. Any such changes could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Fund.
•	The Fund will be a limited partner in the MLPs in which it invests. As a result, it will be allocated a pro rata share of income, gains, losses and deductions from those MLPs. Historically, a significant portion of income from such MLPs has been offset by tax deductions. The Fund will incur a current tax liability on that portion of an MLP’s income and gains that is not offset by tax deductions and losses. The percentage of an MLP’s income and gains which is offset by tax deductions and losses will fluctuate over time for various reasons. A significant slowdown in acquisition activity by MLPs held in the Fund’s portfolio could result in a reduction of accelerated depreciation generated by new acquisitions, which may result in increased current income tax liability to the Fund.

The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the NAV. From time to time, the Advisor will modify the estimates or assumptions regarding the Fund’s deferred tax liability as new information becomes available.

Equity Securities Risk.  MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, the NASDAQ National Market, and AMEX, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act and will not elect to be treated as a regulated investment company under the Code. As a result, there are no regulatory requirements under the 1940 Act or the Code that limit the proportion of the Fund's assets that may be invested in securities of a single issuer. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The fund will select its investments from the small pool of energy infrastructure MLPs consistent with its investment objective and policies. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

Other Risks of Investing in the Fund

In addition to the risks associated with the Fund’s investments and investment practices, you should consider the following additional risks of investing in the Fund.

Reliance on the Advisor.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor is newly formed, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio have previously managed a mutual fund.

The SteelPath MLP Income Fund

Investment Objective

The investment objective of SteelPath MLP Income Fund is to generate a high level of inflation-protected current income, primarily through investments in the larger, more liquid energy Master Limited Partnerships (“MLPs”) through an access product with a single Form 1099, removing the obstacles of federal and state K-1 and UBTI filing obligations, while providing portfolio transparency, and daily Net-Asset-Value and liquidity.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing at least 90% of its net assets in the equity securities of larger, more liquid energy MLPs that derive the majority of their revenue from activities in the energy industry, including: Midstream MLPs, Downstream MLPs, Upstream MLPs, and Other Energy MLPs.

The Fund seeks to provide modest capital appreciation over the long-term, in addition to an attractive level of inflation protected current income. In managing the Fund’s investment portfolio, the Advisor plans to focus exclusively on larger, more liquid energy MLPs in order to maximize the stability and safety of cash distributions. By focusing on larger, more liquid energy MLPs, the Fund intends to provide a high level of stable current income for shareholders. The Advisor’s investment process incorporates a detailed fundamental analysis of the underlying businesses owned and operated by potential portfolio companies. Through this process, the Advisor seeks to invest in energy MLPs whose businesses are expected to provide the greatest assurance of distribution continuity and security but that also offer an attractive risk/reward balance for shareholders.

The Advisor will conduct diligence on prospective portfolio MLPs consistent with the past practices and experience of its senior professionals. In conducting due diligence, the Advisor’s senior professionals will use information furnished by prospective portfolio MLPs, available public information and information obtained from their extensive relationships with former and current management teams, vendors/suppliers to prospective portfolio companies, consultants, competitors and investment bankers.

The Advisor’s due diligence process will be detailed and highly iterative, including various stages of investment research. The Advisor’s investment committee will be informed at the conclusion of the diligence process of critical findings and conclusions. The stages of research include the following:

Stage 1 — Investigating the universe of available MLPs.

Stage 2 — Examining the assets of individual companies including physical integrity, safety and operating records, and demographic characteristics.

Stage 3 — Conducting a thorough investigation of the management. Key details examined will include operating experience, management skills, and understanding of the cost of capital.

Stage 4 — Scrutinizing company financials including use of leverage, capital structure, and free cash flow.

Stage 5 — Studying the company’s capital investments including its five year investment schedule, return profile, and overall construction risk.

Stage 6 — Maintaining financial models for each company under consideration. These proprietary models are exclusive and built at the asset or asset class level. Cash flows are discounted at asset-specific rates of return to produce a combined intrinsic enterprise value for the company.

Additional due diligence with respect to any investment may be conducted on the Fund’s behalf by its legal counsel and accountants, as well as by other outside advisors, as appropriate.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

Market Risk.  The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in the energy infrastructure sector, with an exclusive emphasis on securities issued by MLPs.

Industry Specific Risk.  Energy infrastructure companies also are subject to risks specific to the industry they serve. Risks inherent in the energy infrastructure business of these types of MLPs include the following:

•	Processing, exploration and production, and coal MLPs may be directly affected by energy commodity prices. The volatility of commodity prices can indirectly affect certain other MLPs due to the impact of prices on the volume of commodities transported, processed, stored or distributed. Pipeline MLPs are not subject to direct commodity price exposure because they do not own the underlying energy commodity, while propane MLPs do own the underlying energy commodity. The Advisor seeks to invest in high quality MLPs that are able to mitigate or manage direct margin exposure to commodity price levels. The MLP sector can be hurt by market perception that MLPs’ performance and distributions are directly tied to commodity prices.
•	The profitability of MLPs, particularly processing and pipeline MLPs, may be materially impacted by the volume of natural gas or other energy commodities available for transporting, processing, storing or distributing. A significant decrease in the production of natural gas, oil, coal or other energy commodities, due to a decline in production from existing facilities, import supply disruption, depressed commodity prices or otherwise, would reduce revenue and operating income of MLPs and, therefore, the ability of MLPs to make distributions to partners.
•	A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. Demand may also be adversely impacted by consumer sentiment with respect to global warming and/or by any state or federal legislation intended to promote the use of alternative energy sources, such as bio-fuels.
•	A portion of any one MLP’s assets may be dedicated to natural gas reserves and other commodities that naturally deplete over time, which could have a materially adverse impact on an MLP’s ability to make distributions if the reserves are not replaced.
•	Some MLPs are dependent on third parties to conduct their exploration and production activities and shortages in crews or drilling rigs can adversely impact such MLPs.
•	MLPs employ a variety of means of increasing cash flow, including increasing utilization of existing facilities, expanding operations through new construction, expanding operations through acquisitions, or securing additional long-term contracts. Thus, some MLPs may be subject to construction risk, acquisition risk or other risk factors arising from their specific business strategies. A significant slowdown in large energy companies’ disposition of energy infrastructure assets and other merger and acquisition activity in the energy MLP industry could reduce the growth rate of cash flows received by the Fund from MLPs that grow through acquisitions.

•	The profitability of MLPs could be adversely affected by changes in the regulatory environment. Most MLPs’ assets are heavily regulated by federal and state governments in diverse matters, such as the way in which certain MLP assets are constructed, maintained and operated and the prices MLPs may charge for their services. Such regulation can change over time in scope and intensity. For example, a particular byproduct of an MLP process may be declared hazardous by a regulatory agency and unexpectedly increase production costs. Moreover, many state and federal environmental laws provide for civil as well as regulatory remediation, thus adding to the potential exposure an MLP may face.
•	Extreme weather patterns, such as hurricane Ivan in 2004 and hurricane Katrina in 2005, could result in significant volatility in the supply of energy and power and could adversely impact the value of the securities in which the Fund invests. This volatility may create fluctuations in commodity prices and earnings of companies in the energy infrastructure industry.
•	A rising interest rate environment could adversely impact the performance of MLPs. Rising interest rates could limit the capital appreciation of equity units of MLPs as a result of the increased availability of alternative investments at competitive yields with MLPs. Rising interest rates also may increase an MLP’s cost of capital. A higher cost of capital could limit growth from acquisition/expansion projects and limit MLP distribution growth rates.
•	Since the September 11, 2001 attacks, the U.S. Government has issued public warnings indicating that energy assets, specifically those related to pipeline infrastructure, production facilities and transmission and distribution facilities, might be specific targets of terrorist activity. The continued threat of terrorism and related military activity likely will increase volatility for prices in natural gas and oil and could affect the market for products of MLPs.

MLP Risk.  Investments in securities of MLPs involve risks that differ from an investment in common stock.

•	Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example, unitholders may not elect the general partner or the directors of the general partner and they have limited ability to remove an MLPs general partner.
•	MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.
•	General partners of MLPs often have limited call rights that may require unitholders to sell their common units at an undesirable time or price.
•	MLPs may issue additional common units without unitholder approval, which would dilute existing unitholders, including the Fund’s ownership interest.
•	The Fund derives substantially all of its cash flow from investments in equity securities of MLPs. The amount of cash that the Fund will have available to pay or distribute to you depends entirely on the ability of the MLPs that the Fund owns to make distributions to their partners and the tax character of those distributions. Neither the Fund nor the Advisor has control over the actions of underlying MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the energy infrastructure market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs’ level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. Part of the Fund's investment objective is to generate income, and the Fund's investments may not distribute the expected or anticipated levels of cash, resulting in the risk that the Fund may not be able to meet its stated investment objective.

MLP Tax Risks

•	The Fund’s ability to meet its investment objective will depend on the level of taxable income, dividends and distributions it receives from the MLPs and other securities of Energy Infrastructure Companies in which it invests. The benefit you are expected to derive from the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and part or all of the distributions the Fund receives might be taxed entirely as dividend income. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.
•	The tax treatment of publicly traded partnerships could be subject to potential legislative, judicial or administrative changes and differing interpretations, possibly on a retroactive basis. For example, members of Congress are considering substantive changes to the existing federal income tax laws that affect certain publicly traded partnerships. Any modification to the federal income tax laws and interpretations thereof may or may not be applied retroactively. Specifically, federal income tax legislation has been proposed that would eliminate partnership tax treatment for certain publicly traded partnerships and recharacterize certain types of income received from partnerships. Any such changes could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Fund.
•	The Fund will be a limited partner in the MLPs in which it invests. As a result, it will be allocated a pro rata share of income, gains, losses and deductions from those MLPs. Historically, a significant portion of income from such MLPs has been offset by tax deductions. The Fund will incur a current tax liability on that portion of an MLP’s income and gains that is not offset by tax deductions and losses. The percentage of an MLP’s income and gains which is offset by tax deductions and losses will fluctuate over time for various reasons. A significant slowdown in acquisition activity by MLPs held in the Fund’s portfolio could result in a reduction of accelerated depreciation generated by new acquisitions, which may result in increased current income tax liability to the Fund.

The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the NAV. From time to time, the Advisor will modify the estimates or assumptions regarding the Fund’s deferred tax liability as new information becomes available.

Equity Securities Risk.  MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, the NASDAQ National Market, and AMEX, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act and will not elect to be treated as a regulated investment company under the Code. As a result, there are no regulatory requirements under the 1940 Act or the Code that limit the proportion of the Fund's assets that may be invested in securities of a single issuer. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The fund will select its investments from the small pool of energy infrastructure MLPs consistent with its investment objective and policies. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

Other Risks of Investing in the Fund

In addition to the risks associated with the Fund’s investments and investment practices, you should consider the following additional risks of investing in the Fund.

Reliance on the Advisor.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor is newly formed, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio have previously managed a mutual fund.

MANAGEMENT OF THE STEELPATH FUNDS

The Board of Trustees (the “Board”) of The SteelPath MLP Funds Trust (the “Trust”) is responsible for supervising the operations and affairs of the Funds and overseeing the actions of the Advisor and the Distributor. The Trust’s officers, who are all members, officers, or employees of the Advisor, or its affiliates, are responsible for the daily management and administration of the Fund’s operations.

Investment Advisor

Subject to the overall supervision of the Board, the Funds will be managed by SteelPath Fund Advisors, LLC (“SFA” or the “Advisor”), a newly formed entity and an affiliate of SteelPath Capital Management, LLC (“SCM”). SFA is registered under the Investment Advisers Act of 1940. SFA manages the overall investment operations of the Funds in accordance with each Fund’s investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of an investment advisory agreement between the Advisor and the Trust (the “Advisory Agreement”). The Advisor is employee owned, the majority of whom are investment management personnel and all of whom also work for SCM; however it may be deemed to be controlled by Gabriel Hammond, as the majority owner of the Advisor.

The Advisor is focused exclusively on energy infrastructure, which excludes royalty trusts, utilities, and REITs. The Advisor is headquartered in Dallas, Texas with its principle office located at 2100 McKinney Ave, Suite 1401. The Advisor believes this is an ideal location which provides it with immediate access to executive management teams and deal flow, since a majority of the entities in the energy infrastructure space are based in Texas or the surrounding states. This proximity is critical to the Advisor’s research efforts, which demand constant contact with management teams and which allows the Advisor to have discussions with company executives in their offices as opposed to over the phone or at industry conferences, which the Advisor believes are much more productive. Further, this proximity enables the Advisor to conduct frequent due diligence trips to inspect the physical assets of the companies, as well as to interact with the asset-level operations personnel, who frequently provide the Advisor’s investment personnel with a better understanding of the particular pipeline or plant of which they are in charge. The Advisor’s presence in Dallas also reinforces its long-term commitment to the industry and its constituents.

Advisory Fee

Under the terms of the Advisory Agreement, the SteelPath MLP Select 40 Fund pays the Advisor a fee that is computed and paid monthly at an annual rate of 0.70%.

Under the terms of the Advisory Agreement, the SteelPath MLP Alpha Fund pays the Advisor a fee that is computed and paid monthly at an annual rate of 1.10%.

Under the terms of the Advisory Agreement, the SteelPath MLP Income Fund pays the Advisor a fee that is computed and paid monthly at an annual rate of 0.95%.

The SAI provides additional information about the Advisor’s compensation, other accounts managed by the Advisor and the Advisor’s ownership (if any) of shares in the Funds.

The Advisor’s Investment Management Team

The Advisor has established an investment committee (the “Investment Committee”) that is primarily responsible for all investment-related services provided to the Funds by the Advisor. The Investment Committee is led by Mr. Hammond and Mr. Cartner.

Gabriel Hammond, founder and Manager of the Advisor and founder and Manager of the Advisor’s affiliate, SCM, since its formation in 2004. SCM, which was established in 2004, and the founder of SFA, formed in October of 2009. Prior to founding SCM, Mr. Hammond covered the broader Energy and Power sector at Goldman, Sachs & Co., in the firm’s Equity Research Division. Specializing in the midstream energy MLP space, Mr. Hammond advised Goldman Sachs Asset Management, which holds an estimated $2 billion of MLP securities (both as principal and on behalf of its clients), with portfolio allocation, short-term trading, and tax-advantaged specialty applications. In addition, Mr. Hammond marketed nearly 30 public MLP offerings while at Goldman Sachs. Mr. Hammond is a member of the Board of Directors of the National Association of Publicly Traded Partnerships. Mr. Hammond graduated from Johns Hopkins University with Honors in Economics.

Stuart Cartner, Member of the Advisor since its formation in 2009 and Member of the Advisor’s affiliate SCM since 2007. Prior to joining SCM, Mr. Cartner was a Vice President in the Private Wealth Management Division of Goldman, Sachs & Co. He was responsible for managing a $200 million portfolio of midstream energy Master Limited Partnerships for over a decade, garnering a deep understanding of the individual companies as well as the macro fundamentals and investor psychology that drive the sector. With more than 19 years at Goldman Sachs and through his membership in a broader investment team with $3 billion under management, Mr. Cartner has diverse investing and risk management experience across the private and public equity and derivatives spaces. Prior to his time at Goldman Sachs, Mr. Cartner worked at Trammell Crow Co. and General Electric Co. Mr. Cartner received a B.S. in Finance and Management from Indiana University and an MBA in Finance and Marketing with Distinction from the Kellogg Graduate School of Management, Northwestern University.

WHO SHOULD INVEST IN THE FUNDS?

The Funds invests primarily in Master Limited Partnership equity securities. Based on past performance, MLP equity investments have, over the long term, provided higher investment returns than investments in the broader equities markets, and of bonds and other fixed-income securities. However, in general, MLP equity investments may also involve greater risks of loss and greater price volatility. You should consider an investment in the Funds if you are seeking long-term capital appreciation and are willing to accept the risks that are associated with the securities in which the Funds invest and with the investment strategies used by the Funds. You should also have an investment horizon of at least three years. The Funds are not designed for investors who are seeking short-term gains.

FUND EXPENSES

The Funds pay all of their expenses other than those expressly assumed by the Advisor. Expenses of the Funds are deducted from each Fund’s total income before dividends are paid. Each Fund’s expenses include, but are not limited to, (1) fees paid to the Advisor and the Fund’s administrator; (2) fees of the Fund’s independent registered public accounting firm, custodian and transfer agent fees, and certain related expenses; (3) taxes; (4) brokerage fees and commissions; (5) interest; (6) costs incident to meetings of the Board and meetings of the Fund’s shareholders; (7) costs of printing and mailing prospectuses and reports to shareholders and the filing of reports with regulatory bodies; (8) legal fees and disbursements; (9) fees payable to federal and state regulatory authorities; (10) fees and expenses of Trustees who are not “interested” persons, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund; (11) with respect to Class A shares, applicable 12b-1 expenses; and (12) any extraordinary expenses. Overall costs of the Trust that are not specific to each Fund, such as the costs of printing and distributing the Trust's prospectus, are allocated among the Funds based on the average assets in each Class of shares.

NET ASSET VALUE

The net asset value (“NAV”) of each Fund’s shares is determined once daily as of the close of regular trading on the floor of the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), on each day the NYSE is open for business. Each Fund calculates NAV per share by dividing the value of its net assets ( i.e., the value of its assets less its liabilities) by the total number of shares outstanding. Each Fund’s investments are valued at their market value or, if market quotations are not readily available, at their fair value as determined in accordance with procedures adopted by the Board.

If market quotations for a security are not readily available or if the Advisor believes that market quotations do not accurately reflect fair value of a security, that security will be valued at its fair value as determined in good faith by the Board. Such determinations are made by the Advisor or through the use of a pricing service under procedures established and periodically reviewed by the Board. A fair value determination may be required if, for example, (1) only a bid price or an asked price is available, (2) the spread between bid and asked prices is substantial, (3) there is a suspension or limitation of trading, or (4) events or actions affecting the market prices of portfolio securities occur after the close of the relevant market.

HOW TO DECIDE WHICH CLASS OF SHARES TO BUY

Each Fund offers two different share classes — Class A and Class I or the Institutional Class. Additionally, SteelPath MLP Select 40 Fund offers a Class Y Share. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The fees and expenses for each Fund are set forth in the Fund Summary.

Choosing a Share Class

When selecting a share class, you should consider the following:

•	which share classes are available to you;
•	how much you intend to invest;
•	total costs and expenses associated with a particular share class; and
•	whether you qualify for a waiver or reduction of sales charges.

Class A Shares.  If you are purchasing shares directly from the Fund, the sales charge is waived for Class A shares and you should consider purchasing this class of shares. If you are purchasing through a broker dealer with a sales agreement with the Fund that qualifies for a sales charge waiver, you should consider purchasing Class A Shares. If you are an institutional investor such as a 401(k) plan that requires administrative or fees, you should consider Class A Shares. All Class A shareholders pay a 0.25% 12b-1 fee, and those that do not qualify for a waiver or reduction will pay a front-end sales charge to their financial advisor or intermediary.

Class I Shares.  If you are a qualified institutional investor and do not receive administrative fees or other compensation, you should consider this class that does not charge any front-end sales charge, administrative services fees or 12b-1 fees.

Class Y Shares (Only Applicable to SteelPath MLP Select 40 Fund).  Class Y Shares are only available to clients of a high-net worth advisor that has an arrangement with the Fund to purchase the shares through separately managed accounts of an unaffilated broker dealer. Class Y Shares are identical to the Class I Shares in other respects.

Class A Share Considerations

•	Front-end sales charge up to 5.75% for Class A Shares, which means that a portion of your initial investment goes toward the sales charge and is not invested.
•	minimum investment $3,000
•	12b-1 fee of 0.25%
•	Shareholder servicing fees

The following table shows the front-end sales charges for Class A Shares based on the amount invested in Class A Shares:

Amount Invested	Sales Charge as a Percentage of Purchase Price	Sales Charge as a Percentage of Net Amount Invested
Less than $50,000	5.75%	6.10%
$50,000 up to $100,000	4.75%	4.99%
$100,000 up to $250,000	3.50%	3.63%
$250,000 up to $500,000	2.50%	2.56%
$500,000 up to $1 million	2.00%	2.04%
$1 million or more	None	None

Elimination of Class A Sales Charges

Front-end sales charges on Class A Shares are waived for the following purchasers:

•	Investors who purchase shares directly through the Funds’ website, or over the phone or by mail, directly through the Funds’ transfer agent.
•	investors purchasing shares through a brokerage firm that has an agreement with the Fund or the Funds’ distributor to waive sales charges — you will know that your broker dealer has such an arrangement as the SteelPath Funds will appear as a No-Transaction-Fee (“NTF”) or No-Load option;
•	investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Funds’ distributor;
•	retirement plans; and
•	401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, and other retirement plans.

Reduced Sales Charge — Rights of Accumulation

For purposes of determining whether you are eligible for a reduced sales charge, you and your immediate family members (i.e., your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in the Fund. This includes, for example, investments held in a retirement account, an employee benefit plan, or through a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment amount qualifies for a reduced sales charge.

Investors must notify the Fund or an approved financial intermediary at the time of purchase whenever a quantity discount is applicable to purchases and may be required to provide the Fund or an approved financial intermediary with certain information or records to verify your eligibility for a quantity discount. Such information or records may include account statements or other records regarding the shares of the Fund held in all accounts (e.g., retirement accounts) of the investor and other eligible persons which may include accounts held at the Fund or at other approved financial intermediaries. Upon such notification, an investor will pay the sales charge at the lowest applicable sales charge level. Shareholders should retain any records necessary to substantiate the purchase price of the Fund’s shares, as the Fund and approved financial intermediary may not retain this information.

Class I Shares

The Funds offer Institutional Class or Class I Shares that do not pay 12b-1 fees. Only certain types of entities and selected individuals are eligible to purchase shares of these classes. If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan. Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•	the level of distribution and administrative services the plan requires;
•	the total expenses of the share class; and
•	the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Institutional Class shares are available for purchase only by the following:

•	those making a minimum investment of $1,000,000;
•	tax-exempt institutional investors such as endowments and pension plans, for which no third-party administrator receives compensation from the Funds;
•	401(k) plans, 457 plans, and 403(b) plans for which no third-party administrator receives compensation from the Funds;
•	retirement plans for which no third-party administrator receives compensation from the Funds;
•	a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;
•	registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients; and
•	directors, officers, employees, and sales agents of the Advisor.

Class Y Shares

Class Y Shares are offered only in SteelPath MLP Select 40 Fund and are available for purchase only if you are the client of a high-net worth advisor that has an arrangement with the Fund to purchase the shares through separately managed accounts of an unaffilated broker dealer. In all other respects, the Class Y Shares are the same as the Class I Shares.

Sales Charges and Fees

Sales charges, if any, are kept or paid to your broker/dealers, financial adviser, or other intermediary.

Distribution and Services Fees

Each Fund has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act, which permits Class A Shares of the Funds to compensate the Funds’ distributor or any other entity approved by the Board (collectively, “payees”) for expenses associated with the distribution-related and/or shareholder services provided by such entities. These fees are paid to the Funds’ Distributor and are either kept or paid to your financial adviser or other intermediary for distribution, shareholder services and/or marketing expenses. Class I Shares do not pay 12b-1 fees. These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds’ assets on an ongoing basis. The 12b-1 fees are accrued daily and paid monthly. As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A Shares pay the Funds’ Distributor annual amounts not exceeding 0.25% of the Daily Net Assets of the Fund.

Shareholder Servicing Fees

Class A Shares of the Funds are subject to fees pursuant to a Shareholder Services Plan adopted by the Board. (These fees are in addition to Rule 12b-1 fees for Class A Shares as described above.) These fees are paid by the Funds to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Services Plan, a Fund may pay a broker-dealer or other intermediary a shareholder services fee for Class A Shares; however, many intermediaries do not charge a fee.

Because these fees are paid only by the holder’s of a Fund’s Class A Shares on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

Revenue Sharing

The Advisor and/or its affiliates may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Funds or which include them as investment options for their respective customers. These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from the Advisor’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services.

Because revenue sharing payments are paid by the Advisor, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by the Advisor. In addition to the revenue sharing payments described above, the Advisor may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

•	broker-dealers;
•	financial institutions; and
•	other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families. Contact your financial intermediary for details about revenue sharing payments it may receive. Notwithstanding the revenue sharing payments described above, the Advisor and all subadvisors to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law. Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Advisor’s or a subadvisor’s selection of such broker-dealer for portfolio transaction execution.

Investing Through Financial Intermediaries

Financial intermediaries may provide varying arrangements for their clients to purchase and redeem shares of the Funds. In addition, financial intermediaries are responsible for providing to you any communication from a Fund to its shareholders, including but not limited to, prospectuses, prospectus supplements, proxy materials and notices regarding the source of dividend payments under Section 19 of the Act. They may charge additional fees not described in this prospectus to their customers for such services. They may also set different minimum investments or limitations on buying or selling shares. If shares of a Fund are held in a “street name” account with financial intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by the financial intermediary, and not by the Fund and its transfer agent.

The Funds also may pay administrative fees to financial services agents to cover the costs of shareholder servicing, recordkeeping, and other administrative services provided to shareholders by financial services agents. The Funds may seek to reduce administrative fees payable to a financial services agent through commission recapture arrangements, in which a portion of commissions payable to a financial services agent for the execution of Fund portfolio transactions is credited against such non-distribution-related administrative fees.

HOW TO BUY SHARES

Shares of the Funds may be purchased directly from the Funds by contacting the Fund’s transfer agent, and may also be purchased from financial intermediaries that make shares of the Funds available to their customers.

You may purchase Fund shares at the NAV per share next computed after receipt of your purchase order in proper form by the Fund’s transfer agent, UMB Fund Services, Inc. (the “Transfer Agent”). See “NET ASSET VALUE.” An order is in proper form if it meets applicable requirements as described in this Prospectus. The minimum initial investment in the Funds is $3,000. Subsequent investments in an account may be made in any amount of $100 or more. The Funds may waive these minimum investment requirements in special circumstances and may modify these requirements at any time. The Funds reserve the right to reject any purchase order.

You will not receive any stock certificate evidencing your purchase of Fund shares. Instead, you will receive written or electronic confirmation of each transaction and quarterly statements showing account balances.

To comply with the USA PATRIOT Act of 2001 and the Funds’ Anti-Money Laundering Program, you are required to provide certain information to the Fund when you purchase shares. You must supply your full name, date of birth, Social Security number, and permanent street address (and not a post office box) on your account application. You may, however, use a post office box as your mailing address. Please contact the Transfer Agent at 888-614-6614 if you need additional assistance when completing your account application. If the Transfer Agent cannot obtain reasonable proof of your identity, the account may be rejected and you will not be allowed to purchase additional shares for your account until the necessary information is received. The Funds reserve the right to close any account after shares are purchased if clarifying information or documentation is requested from you but is not received.

Small-Balance Account Fee

Although the minimum initial investment in the Funds is $3,000, if the value of your account with the Fund is less than $10,000, your account may be subject annually to a $24 small-balance account fee that will be assessed by redeeming shares from your account. The small-balance account fee is assessed during the fourth calendar quarter of each year, but will not be assessed on accounts that have been maintained for less than six months. The fee also does not apply to shares held through an omnibus account with the Fund maintained by your securities dealer or mutual fund market place, to Fund-sponsored retirement or education savings plan accounts, or group retirement or employee savings plan accounts. The small-balance account fee is intended to offset the higher costs associated with maintaining small accounts that all shareholders of the Fund indirectly bear. The effective annual expenses borne by shareholders who invest less than $10,000 in the Fund and are subject to the small-balance account fee will be higher as a result of this fee. If you plan to invest less than $10,000, you should consider the fact that the small-balance account fee (if applicable) will increase the expenses you bear as a shareholder, which increase may be as much as 0.8% annually (if you invest only $3,000).

Purchase by Internet

You may purchase shares of the Funds by completing and submitting an electronic account application at the Fund’s website at www.steelpath.com and funding your purchase through an electronic Automated Clearing House (“ACH”) transfer of money to the Fund from your checking or savings account. For more information on this service, please go to www.steelpath.com or call 888-614-6614. Shares will be issued at the NAV per share next computed after your order is received. As with any transactions you effect on the internet there are various risks, including the risk that your instructions may be lost, delayed, or inaccurately transmitted and the risk that your personal information may be intercepted and improperly used.

Automated Clearing House Purchases

Even if you do not open your account online, you may purchase additional shares of the Funds through an ACH transfer of money from your checking or savings account. The ACH service will automatically debit your pre-designated bank account for the desired amount. Shares purchased using an ACH transfer will be issued at the NAV per share next computed after your order is received. For more information on this service, and required forms, please go to the Fund’s website, www.steelpath.com or call 888-614-6614. When you pay for shares using an ACH transfer (including any purchase you make on the Internet), the proceeds of a redemption of those shares may be delayed until the ACH transfer has been converted to federal funds, which may take up to eight days.

Purchase by Mail

You may also purchase shares by sending a check made payable to the “SteelPath MLP Select 40 Fund,” “SteelPath MLP Alpha Fund,” or SteelPath MLP Income Fund,” as applicable, together with a completed account application in the case of an initial investment, to:

Regular Mail

SteelPath Funds
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, Wisconsin 53201-2175

Express/Overnight Mail

SteelPath Funds
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233

Subsequent investments made by check should be accompanied with the investment form (which will be enclosed with the confirmations and statements sent by the Fund and is also available on the Fund’s website, www.steelpath.com, or from the Transfer Agent).

The Funds do not accept payment in cash or money orders. The Funds also do not accept third-party checks, Treasury checks, cashier’s checks, official checks, teller’s checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks, post-dated online bill-pay checks, or any conditional order or payment. In addition, undated checks, unsigned checks, and checks dated six months or more prior to their receipt by the Transfer Agent, will be rejected. Checks for the purchase of shares must be made payable to the applicable Fund and be drawn on a bank located within the United States and payable in U.S. dollars. Always write your Fund account number on the check.

Payments for redemptions of shares recently purchased by check (but not the date as of which the redemption price is determined) may be delayed to assure that the purchase check clears, which may take up to seven days from when your check is received. In such cases, redemption proceeds will be sent when purchase checks clear. This delay can be avoided if shares are purchased by wire and does not apply if there are sufficient other shares in your account to satisfy the requested redemption. The Transfer Agent will charge you a $25 fee for any returned check. Payments for redemptions of shares recently purchased by means of an ACH transfer may also be delayed. See “HOW TO REDEEM SHARES.”

Purchase by Wire

You may purchase shares for initial investment or for subsequent investments by wiring federal funds. Your bank should transmit funds by wire to:

Bank Name:	UMB Bank, n.a.
ABA Number:	101000695
Account Name:	SteelPath Funds
Account No.:	9871879410
Further Credit:	Fund Name, Shareholder Name, and Shareholder Account Number

For Initial Investment by Wire

If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have received your completed account application. You can mail or overnight-deliver your account application to the Transfer Agent. Upon receipt of your account application, the Transfer Agent will establish an account for you. The wire from your bank must include the name of the Fund and your name and account number so that your wire can be correctly applied.

Please be sure to submit a completed account application with an initial purchase order. An account application must be on file with the Transfer Agent to purchase shares.

For Subsequent Investments by Wire

Before sending your wire, please contact the Transfer Agent by calling 888-614-6614. This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received before the close of the New York Stock Exchange, normally 4:00 p.m. Eastern time to be eligible for same-day pricing. The Funds and their agents are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or for incomplete wire instructions or errors in those instructions.

Purchase Through an Authorized Securities Dealer or Mutual Fund Marketplace

You may purchase shares of the Funds through any securities dealer or mutual fund marketplace that has been authorized by the Fund to make shares available. Authorized securities dealers may be authorized by the Funds to designate other intermediaries to receive purchase and redemption orders. An order to purchase shares is deemed received by the applicable Fund when the authorized securities dealer (or, if applicable, its authorized designee) receives the order in such form as meets requirements established by the particular securities dealer or mutual fund marketplace, and shares will be issued at the NAV per share next determined after receipt of your order. See “NET ASSET VALUE.”

Your securities dealer, a mutual fund marketplace, or another financial organization may establish policies that differ from those of the Funds. For example, the organization may impose higher minimum investment requirements than are imposed by the Funds or may charge you a transaction fee or other fees in connection with purchases and redemptions of Fund shares (which may not be imposed by the Funds).

Canceled or Failed Payments

The Funds accept checks and ACH transfers for the purchase of shares at full value, subject to collection. If you pay for shares with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any resulting losses or expenses incurred by the applicable Fund or the Transfer Agent, and the Fund may redeem shares you own in the account to effect reimbursement. The Funds and their agents have the right to reject or cancel any purchase order because of nonpayment.

Market Timing and Abusive-Trading Activity Policy

The Funds are intended to serve as an investment vehicle for long-term investors. Frequent trading or market timing, which the Trust generally defines as redeeming Fund shares within 90 days of their purchase, can disrupt the Funds investment program and create additional transaction costs that are borne by all shareholders. Therefore, the Trust believes that it is not in the interests of its shareholders to accommodate market timing, and it has adopted policies and procedures designed to deter this practice.

In addition, the Trust may reject any purchase order that it regards as disruptive to efficient portfolio management. Although this is intended to discourage abusive trading practices in shares of the Funds, there can be no assurance that such activity will not occur. Investors who are identified by the Funds as engaging in abusive trading practices will be notified of the Trust’s adverse view of market timing, and the Trust may terminate these relationships. In making such judgments, the Trust seeks to act in a manner it believes to be consistent with the best interests of shareholders. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.

It is important to recognize that, because of the complexity involved in identifying abusive trading activity and the volume of shareholder transactions, there can be no assurance that the Trust’s efforts will identify all trades or trading practices that may be considered abusive. The Trust has entered into agreements with financial intermediaries obligating them to provide, upon request, information regarding their customers and their customers’ transactions in shares of the Funds. The Trust relies on financial intermediaries (other than the Transfer Agent) and information provided by financial intermediaries to monitor trades of shareholders whose shares are held in group or omnibus accounts by the financial intermediaries. The Trust will generally rely on the financial intermediaries to impose a redemption fee where applicable and to prohibit or bring to the attention of the Trust transactions that may be abusive. The Trust reserves the right to reject any order placed from an omnibus account, and if it deems it appropriate due to a financial intermediary’s failure to comply with its responsibilities, the Trust may terminate the right of the financial intermediary to maintain an omnibus account.

HOW TO REDEEM SHARES

You may redeem shares of the Funds at any time. As described below, redemption requests may be made by mail or telephone through the Transfer Agent, or may be made through an authorized financial intermediary or mutual fund marketplace. For redemption requests received prior to 4:00 p.m., Eastern Time, your shares will be redeemed at their current NAV per share next computed after receipt of your redemption request in accordance with the procedures described in this Prospectus. For redemption requests received following 4:00 p.m., Eastern Time, your shares will redeemed at the following business day’s NAV per share in accordance with the procedures described in this Prospectus. See “NET ASSET VALUE.” The value of the shares redeemed may be more or less than their original cost, depending upon changes in the Fund’s NAV per share.

The Funds normally make payment for all shares redeemed as soon as practicable, generally within two business days, but no later than seven days after receipt by the Transfer Agent of a redemption request in proper form. If you purchase shares by check or ACH and submit shortly thereafter a redemption request, the redemption proceeds will not be transmitted to you until your purchase check or ACH transfer has cleared. This process may take up to seven days. Shareholders who redeem shares held in an IRA must indicate on their redemption request whether federal income taxes or any applicable state taxes should be withheld. If not, this type of redemption can be subject to federal income tax withholding and, possibly, state taxes. The Funds may suspend the right of redemption or postpone payment of redemption proceeds under unusual circumstances, as permitted by the 1940 Act or by the SEC.

Shares of the Funds may be redeemed by using one of the procedures described below. For additional information regarding redemption procedures, you may go to the Funds’ website, www.steelpath.com, or call 888-614-6614 or your securities dealer.

You may redeem shares by mailing a written request to:

Regular Mail

SteelPath Funds
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, Wisconsin 53201-2175

Express/Overnight Mail

SteelPath Funds
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233

The proceeds of a written redemption request are normally paid by check made payable to the shareholders of record. You may request that redemption proceeds of $1,000 or more be wired to your account at any member bank of the Federal Reserve System if you have previously designated that account as one to which redemption proceeds may be wired. See “Telephone Redemption Requests.” A $15 fee will be deducted from your account if payment is made by federal funds wire transfer. This fee is subject to change. Depending upon how quickly you wish to receive payment, you can request that payment be made by ACH transfer, without charges, if you have established this redemption option.

Signature Guarantees

The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form are generally accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is changed on your account.
•	When redemption proceeds are sent to any person, address, or bank account not on record.
•	When establishing or modifying certain services on an account.
•	If a change of address was received by the Transfer Agent within the past 15 days.
•	For all redemptions in excess of $50,000 from any shareholder account.

The Transfer Agent may also require a signature guarantee in other instances it deems appropriate.

If you have any questions about signature guarantees, please call 888-614-6614.

Telephone Redemption Requests

You may redeem shares by telephone request if you have elected to have this option. To arrange for telephone redemptions after an account has been opened, or to change the bank account or address designated to receive redemption proceeds, please contact the Transfer Agent at 888-614-6614 to obtain the forms. The request must be signed by each account owner and may require a signature guarantee. You may place a telephone redemption request of up to $50,000 by calling 888-614-6614. You may choose to have the redemption paid by check sent to your address of record, or by federal funds wire transfer (minimum amount of $1,000) or electronic ACH funds transfer to your pre-designated bank account. A $15 fee will be deducted from your account if payment is made by federal funds wire transfer. This fee is subject to change. There is no charge for proceeds sent by ACH transfer; however, you may not receive credit for transferred funds for two to three days.

During times of extreme economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption. In such event, you should consider using a written redemption request sent by overnight service to:

SteelPath Funds
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233

Using this procedure may result in your redemption request being processed at a later time than it would have been if the telephone redemption procedure had been used. During the delay, the applicable Fund’s NAV per share may fluctuate.

By selecting the telephone redemption option, you authorize the Transfer Agent to act on telephone instructions reasonably believed to be genuine. The Transfer Agent employs reasonable procedures, such as requiring a form of personal identification, to confirm that telephone redemption instructions are genuine. None of the Funds nor the Transfer Agent will be liable for any losses resulting from unauthorized or fraudulent instructions if these procedures are followed. The Funds reserve the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the number of requests within a specified period. Once a telephone transaction has been placed, it cannot be canceled or modified.

Redemptions Through an Authorized Securities Dealer or Mutual Fund Marketplace

If you hold shares through a securities dealer or mutual fund marketplace, your redemption request may be placed through that organization. Shares will be redeemed at the NAV per share next computed after your request is received.

Please keep in mind that an authorized securities dealer (or its designee) may charge you a transaction fee or other fees for processing a redemption of Fund shares.

Redemptions Using the Internet

If you choose not to have the ability to redeem shares by telephone, you will also be unable to redeem shares using the internet. Although the systems used by the Transfer Agent include appropriate security measures intended to prevent unauthorized transactions, as with any transactions you effect on the internet, there are various risks associated with the use of the internet to redeem shares of the Fund, including the risk that your instructions may be lost, delayed, or inaccurately transmitted and the risk that your personal information may be intercepted and improperly used.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

It is the policy of the Trust each fiscal year to distribute substantially all of the Funds’ net investment income (i.e., generally, the income that they earn from cash distributions and interest on their investments, and any capital gains, net of the Funds’ expenses). Unless requested otherwise by you, dividends and other distributions will be automatically reinvested in additional shares of the applicable Fund at the NAV per share in effect on the day after the record date.

The Trust is an open-end registered investment company under the 1940 Act. As such, the Funds are generally limited under the 1940 Act to one distribution in any one taxable year of long-term capital gains realized by the Funds. In this regard, that portion of a Fund’s income which consists of gain realized by the Fund on a sale of equity units in an MLP (other than the portion of such gain representing recapture income) will constitute long-term capital gain subject to this limitation. Cash distributions received by a Fund from the MLPs in which such Fund invests generally will not constitute long-term capital gain, except to the extent that (i) such MLP distributions relate to long-term capital gain realized by the MLP on a sale by the MLP of its assets or (ii) the distributions received from a particular MLP exceed such Fund’s tax basis in its equity units in such MLP. The Funds do not expect that a material portion of the cash distributions they receive from MLPs in which they invest will constitute long-term capital gain.

Certain U.S. Federal Income Tax Matters

The following is a general summary of certain U.S. federal income tax considerations affecting the Funds and investors in the Funds. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances or to investors who are subject to special rules, such as banks, thrift institutions and certain other financial institutions, real estate investment trusts, insurance companies, brokers and dealers in securities or currencies, certain securities traders, individual retirement accounts, certain tax-deferred accounts and, except as specifically provided under “Federal Income Taxation of Holders of the Funds’ Shares — Non-U.S. Shareholders” below, foreign investors.

Unless otherwise noted, this discussion assumes that you are a U.S. Shareholder and that you hold Fund shares as capital assets. For purposes of this summary, a “U.S. Shareholder” means a beneficial owner of a Fund’s shares that, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the U.S., (ii) a corporation or other entity taxable as a corporation created in or organized under the laws of the U.S. or any state of the U.S., (iii) an estate the income of which is subject to U.S. federal income tax regardless of its source, or (iv) a trust if (A) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of such trust or (B) the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person. If a partnership holds shares, the U.S. federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and the activities of the partnership. Partners of partnerships that hold shares should consult their tax advisors.

The following discussion is based upon the Internal Revenue Code, Treasury Regulations, judicial authorities, published positions of the IRS and other applicable authorities, all as in effect on the date of this prospectus and all of which are subject to change or differing interpretations (possibly with retroactive effect). No ruling has been or will be sought from the IRS regarding any matter discussed in this prospectus. Counsel to the Funds has not rendered any legal opinion regarding any tax consequences relating to the Funds or your investment in the Funds. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax information set out below.

Tax matters are complicated, and the tax consequences of an investment in and holding of a Fund’s shares will depend on the particular facts of each investor’s situation. You are advised to consult your own tax advisors with respect to the application to your own circumstances of the general federal income tax rules described below and with respect to other federal, state, local or foreign tax consequences to you before making an investment in a Fund’s shares.

Federal Income Taxation of the Funds

Although the Internal Revenue Code generally provides that a regulated investment company does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, none of the Funds meet current tests for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code because of the fact that most or substantially all of each Fund’s investments will consist of investments in MLP securities. The regulated investment company tax rules therefore have no application to the Funds or to their shareholders. As a result, each Fund is treated as a corporation for federal and state income tax purposes, and will pay federal and state income tax on its taxable income.

The Funds invest their assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a partner in the MLPs, each Fund must report its allocable share of the MLPs’ taxable income in computing its taxable income, regardless of the extent (if any) to which the MLPs make distributions. Based upon the Advisor’s review of the historic results of the types of MLPs in which the Funds invest, the Advisor expects that the cash flow received by each Fund with respect to its MLP investments will generally exceed the taxable income allocated to the Fund (and this excess generally will not be currently taxable to the Fund but, rather, will result in a reduction of the Fund’s adjusted tax basis in each MLP as described in the following paragraph). This is the result of a variety of factors, including significant non-cash deductions, such as accelerated depreciation. There is no assurance that the Advisor’s expectation regarding the tax character of MLP distributions will be realized. If this expectation is not realized, there may be greater tax expense borne by the applicable Fund and less cash available to distribute to you or to pay to expenses.

The Funds will be subject to U.S. federal income tax at the regular graduated corporate tax rates on any gain recognized by the applicable Fund on any sale of equity securities of an MLP. As explained above, cash distributions from an MLP to a Fund that exceed such Fund’s allocable share of such MLP’s net taxable income will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities.

Federal Income Taxation of Holders of the Funds’ Shares — U.S. Shareholders

Receipt of Distributions.  Distributions made to you by a Fund (other than distributions in redemption of shares subject to Section 302(b) of the Internal Revenue Code) will generally constitute dividends to the extent of your allocable share of the Fund’s current or accumulated earnings and profits, as calculated for federal income tax purposes. Generally, a corporation’s earnings and profits are computed based upon taxable income, with certain specified adjustments. As explained above, based upon the historic performance of the types of MLPs in which the Funds intend to invest, the Advisor anticipates that the distributed cash from the MLPs generally will exceed a Fund’s share of the MLPs’ taxable income. Consequently, the Advisor anticipates that only a portion of a Fund’s distributions will be treated as dividend income to you. To the extent that distributions to you exceed your allocable share of a Fund’s current and accumulated earnings and profits, your basis in the Fund’s shares with respect to which the distribution is made will be reduced, which will increase the amount of gain (or decrease the amount of loss) realized upon a subsequent sale or redemption of such shares. To the extent you hold such shares as a capital asset and have no further basis in the shares to offset the distribution, you will report the excess as capital gain.

Distributions treated as dividends under the foregoing rules generally will be taxable as ordinary income to you but are generally expected to be treated as “qualified dividend income.” Under federal income tax law, qualified dividend income received by individuals and other noncorporate shareholders is taxed at long-term capital gain rates, which currently reach a maximum of 15%. However, the favorable tax treatment applicable to qualified dividends is set to expire for tax years beginning after December 31, 2010 and, thus, qualifying dividend income will thereafter be subject to U.S. federal income tax at the rates applicable to ordinary income (which rates are scheduled to increase at that time to a maximum rate of 39.6%), unless further Congressional action is taken. For a dividend to constitute qualified dividend income, the shareholder generally must hold the shares paying the dividend for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date, although a longer period may apply if the shareholder engages in certain risk reduction transactions with respect to the common stock.

In addition to constituting qualified dividend income to noncorporate investors, such dividends are expected to be eligible for the dividends received deduction available to corporate shareholders under Section 243 of the Internal Revenue Code. However, corporate shareholders should be aware that certain limitations apply to the availability of the dividends received deduction, including rules which limit the deduction in cases where (i) certain holding period requirements are not met, (ii) the corporate shareholder is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property, or (iii) the corporate shareholder’s investment in shares of a particular Fund is financed with indebtedness. Corporate shareholders should consult their own tax advisors regarding the application of these limitations to their particular situations.

If you participate in the Funds’ automatic dividend reinvestment plan, upon a Fund’s payment of a dividend to you, you will be treated for federal income tax purposes as receiving a taxable distribution from such Fund in an amount equal to the fair market value of the shares issued to you under the plan. The portion of such a distribution that is treated as dividend income will be determined under the rules described above.

Redemptions and Sales of Shares.  A redemption of common shares will be treated as a sale or exchange of such shares, provided the redemption either is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in a Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as described in “Receipt of Distributions” above.

Upon a redemption treated as a sale or exchange under the foregoing rules, or upon a sale of your shares to a third party, you generally will recognize capital gain or loss equal to the difference between the cost of your shares and the amount you receive when you sell them. An exchange of shares of a Fund for shares of another fund will be treated as a taxable sale of such Fund’s shares with an amount realized equal to the fair market value of the shares received in the exchange. Any such capital gain or loss will be a long-term capital gain or loss if you held the shares for more than one year at the time of disposition. Long-term capital gains of certain non-corporate common shareholders (including individuals) are currently subject to U.S. federal income taxation at a maximum rate of 15% (scheduled to increase to 20% for taxable years beginning on or after January 1, 2011). The deductibility of capital losses is subject to limitations under the Code.

Investment by Tax-Exempt Investors and Regulated Investment Companies. Employee benefit plans and most other organizations exempt from federal income tax, including individual retirement accounts and other retirement plans, are subject to federal income tax on their unrelated business taxable income, or UBTI. Because the Trust is a corporation for federal income tax purposes, an owner of any of the Fund’s shares will not report on its federal income tax return any items of income, gain, loss and deduction that are allocated to the Fund from the MLPs in which the Fund invests. Moreover, dividend income from, and gain from the sale of, corporate stock generally does not constitute UBTI unless the corporate stock is debt-financed. Therefore, a tax-exempt investor will not have UBTI attributable to its ownership, sale, or the redemption of such Funds’ shares unless its ownership is debt-financed. In general, shares are considered to be debt-financed if the tax-exempt owner of the shares incurred debt to acquire the shares or otherwise incurred a debt that would not have been incurred if the shares had not been acquired.

Similarly, the income and gain realized from an investment in a Fund’s shares by an investor that is a regulated investment company will constitute qualifying income for the regulated investment company. Furthermore, a Fund’s shares will constitute “qualifying assets” to regulated investment companies, which generally must own at least 50% in qualifying assets at the end of each quarter, provided that the amount of a Fund’s shares owned by the regulated investment company does not constitute more than 5% of the value of the total assets held by the regulated investment company or more than 10% of a Fund’s outstanding voting securities.

Federal Income Taxation of Holders of the Funds’ Shares — Non-U.S. Shareholders

For purposes of this summary, the term “Non-U.S. Shareholder” means a beneficial owner of a Fund’s shares that is not a U.S. Shareholder.

Receipt of Distributions.  Distributions by a Fund will be treated as dividends for U.S. federal income tax purposes to the extent paid from such Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Dividends paid by a Fund to a Non-U.S. Shareholder generally will be subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty. If an income tax treaty applies to a Non-U.S. Shareholder, the Non-U.S. Shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under the treaty in order to obtain a reduced rate of withholding tax.

If the amount of a distribution exceeds a Non-U.S. Shareholder’s allocable share of the Fund’s current and accumulated earnings and profits, such excess will be treated for U.S. federal income tax purposes as a tax-free return of capital to the extent of the Non-U.S. Shareholder’s tax basis in such Fund’s shares. To the extent that any distribution received by a Non-U.S. Shareholder exceeds the sum of (i) such Non-U.S. Shareholder’s allocable share of a Fund’s current and accumulated earnings and profits and (ii) such Non-U.S. Shareholder’s tax basis in such Fund’s shares, such excess will be treated as gain from the sale of the shares and will be taxed as described in “Redemptions and Sales of Shares” below.

Redemptions and Sales of Shares.  A redemption of common shares will be treated as a sale or exchange of such shares, provided the redemption either is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in a Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as described in “Receipt of Distributions” above.

A Non-U.S. Shareholder generally will not be subject to U.S. federal income tax on gain realized on a redemption that is treated as a sale or exchange for U.S. federal income tax purposes, or on gain realized on the sale, exchange or other non-redemption disposition of a Fund’s shares, except in the following cases:

•	the gain is effectively connected with a trade or business of the Non-U.S. Shareholder in the U.S. or, if the Non-U.S. Shareholder is a qualifying resident of a country with which the U.S. has a tax treaty, such gain is attributable to a permanent establishment maintained by such Non-U.S. Shareholder in the U.S.,
•	the Non-U.S. Shareholder is an individual who is present in the U.S. for 183 days or more in the taxable year of disposition and who has a “tax home” in the U.S., or
•	a Fund is or has been a U.S. real property holding corporation, as defined below, at any time within the five-year period preceding the date of disposition of the common shares or, if shorter, within the period during which the Non-U.S. Shareholder has held the common shares. Generally, a corporation is a U.S. real property holding corporation if the fair market value of its U.S. real property interests, as defined in the Code and applicable regulations, equals or exceeds 50% of the aggregate fair market value of its worldwide real property interests and its other assets used or held for use in a trade or business. A Fund may be, or may prior to a Non-U.S. Shareholder’s disposition of common shares become, a U.S. real property holding corporation.

Any Non-U.S. Shareholder who is described in one of the foregoing cases is urged to consult his, her or its own tax advisor regarding the U.S. federal income tax consequences of the redemption, sale, exchange or other disposition of common shares.

Backup Withholding

Federal regulations generally require the Funds to withhold and remit to the U.S. Treasury a “backup withholding” tax with respect to dividends and the proceeds of any redemption paid to you if you fail to furnish the applicable Fund or the Fund’s paying agent with a properly completed and executed IRS Form W-9, Form W-8BEN, or other applicable form. Furthermore, the Service may notify the applicable Fund to institute backup withholding if the Service determines that your TIN is incorrect or if you have failed to properly report taxable dividends or interest on a federal tax return. A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner’s federal income tax return. The backup withholding rate is currently 28% and is scheduled to increase on January 1, 2011.

The foregoing discussion regarding federal and state taxation is for general information only. It is based on tax laws and regulations as in effect on the date of this prospectus, and is subject to change by legislative or administrative action. You should consult your own tax advisors concerning the federal, state, local, and foreign tax consequences of an investment in a Fund.

Privacy Policy

As a customer of SteelPath, or one of its affiliates, you may share with us non-public, personal information that we may use to provide products or services to you or your business. We are committed to protecting the confidentiality of any non-public, personal information that we collect.

This document summarizes the actions we have taken to ensure the privacy of the information you provide. We encourage you to read this document carefully and to contact us if you have any questions.

Collection of Information

SteelPath collects personal information so that we may offer the highest quality products and services. The information we gather and the extent to which we use it will vary depending on the product or service involved. We collect information that helps serve your financial needs; provide high levels of customer service; develop and offer new products or services for our customers; and fulfill legal and regulatory requirements. This information may include, but is not limited tom, name, age, address, Social Security number, annual income, and relevant third-party reports.

Safeguards to Protect Your Personal Information

SteelPath has implemented security standards and processes — including physical, electronic and procedural safeguards — intended to protect the non-public, personal our customers have entrusted to us.

SteelPath limits access to non-public, personal information to employees, registered representatives or agents who need information to provide our customers with products or services. These individuals are trained to respect the confidentiality of your information and expected to protect this information from inappropriate access, disclosure, and modification.

Safeguards to Protect Your Personal Information

SteelPath has implemented security standards and processes — including physical, electronic and procedural safeguards — intended to protect the non-public, personal our customers have entrusted to us.

SteelPath limits access to non-public, personal information to employees, registered representatives or agents who need information to provide our customers with products or services. These individuals are trained to respect the confidentiality of your information and expected to protect this information from inappropriate access, disclosure, and modification.

Disclosure of Information

SteelPath may disclose non-public, personal information you provide, as required to conduct our business and as permitted or required by law. We may share your information with regulatory or law enforcement agencies, reinsurers and others, as permitted or required by law.

SteelPath reserves the right share or exchange non-public, personal information with companies engaged to work with us, such as third-party administrators and vendors hired to effect, administer or enforce a transaction that you request or authorize; to develop or maintain software; to perform market research; or to provide us with demographic information to develop marketing plans. We require these companies to maintain the confidentiality of customer information and use it only for the purpose for which it was provided.

SteelPath does not however, sell or share customer information with outside parties who want to market their products to you. We will not share non-public, personal information with third-party financial services entities, such as banks, credit unions, credit union service corporations, insurance companies, or securities broker-dealers, for purposes of joint marketing unless you direct us to, or unless we notify you first.

Access to Information

You may review certain information we have about you or your business in our files. To review information we maintain in our files about you or your business, please write to us, providing your complete name and address, and indicating specifically what you would like to see. If you request actual copies of your file, there may be a nominal charge.

Further Information

If you have questions about our privacy policy, or if you would like to request information we have on file, please write to us at our primary office, SteelPath Fund Advisors LLC, 2100 McKinney Avenue, Suite 1401, Dallas, TX 75201. Please provide your complete name and address. For more detailed information about our privacy policy, please email us at privacy@steelpath.com or call at 214-740-6040.

Our Commitment to Privacy

In the financial services business, lasting relationships are built upon mutual respect and trust. With that in mind, we will review and revise our privacy policy and procedures at minimum once per year. If any provision of our privacy policy is found to be non-compliant, then that provision will be modified to reflect the appropriate state or federal requirement. If any modifications are made, all remaining provisions of this privacy policy will remain in effect. While our policy may change from time to time, you can always review our current policy online at www.steelpath.com/clientprivacy.html.

GENERAL INFORMATION

Transfer Agent

UMB Fund Services, Inc. serves as the transfer agent and dividend disbursing agent to the Trust and each of the Funds. Shareholders of the Funds may contact the Transfer Agent with any questions regarding their transactions in shares of the Funds and account balances.

Custodian

UMB Bank, n.a. serves as custodian for the Trust and each of the Funds. In that capacity, it maintains custody of all securities and cash assets of the Funds. The custodian is authorized to hold the Funds’ investments in securities depositories and with sub-custodians approved by the Funds.

Distributor

UMB Distribution Services, LLC serves as the principal distributor for the Funds pursuant to a Distribution Agreement for the limited purpose of acting as statutory underwriter to facilitate the distribution of shares of the Funds.

Payments to Financial Intermediaries

The Funds may pay fees to financial intermediaries, including securities dealers, that provide shareholder account-related services to their customers who own Fund shares. These financial intermediaries generally have omnibus accounts with the Transfer Agent and provide shareholder services or sub-transfer agent services to Fund shareholders who are their customers. It is anticipated that fees paid by the Funds to financial intermediaries for these services generally will not exceed the fees the Funds would have incurred if customers of the financial intermediaries maintained their accounts directly with the Funds. Service arrangements with financial intermediaries are subject to approval by the Board.

INVESTMENT ADVISOR

SteelPath Fund Advisors, LLC
2100 McKinney Ave, Suite 1401
Dallas, Texas 75201

ADMINISTRATOR AND
TRANSFER AGENT

UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233

CUSTODIAN

UMB Bank, n.a.
1010 Grand Boulevard
Kansas City, Missouri 64141

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy, Suite 1100
Westlake, OH 44145

DISTRIBUTOR

UMB Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233

LEGAL COUNSEL

Baker Botts L.L.P.
98 San Jacinto Boulevard, Suite 1500
Austin, Texas 78701-4078

Annual/Semi-Annual Reports

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recently completed fiscal year. The Fund’s first available report will be its annual report for year ended November 30, 2010.

Statement of Additional Information

The SAI provides more details about the Fund and its policies. The current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

TO OBTAIN INFORMATION

The SAI is available, without charge, upon request. To obtain a free copy of the SAI, or if you have questions about the Fund:

By Internet

Go to www.steelpath.com.

By Telephone

Call 888-614-6614 or your securities dealer.

By Mail

Write to:

SteelPath Fund Advisors, LLC
2100 McKinney Ave, Suite 1401
Dallas, Texas 75201

From the SEC

Information about the Fund (including the statement of additional information) can be reviewed and copied at the Commission’s Public Reference Room in Washinton, D.C., and that information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following Email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-22363

SteelPath MLP Select 40 Fund
Class A Shares
Class I Shares
Class Y Shares

SteelPath MLP Alpha Fund
Class A Shares
Class I Shares

SteelPath MLP Income Fund
Class A Shares
Class I Shares

Each, a series of The SteelPath MLP Funds Trust

2100 McKinney Ave, Suite 1401
Dallas, Texas 75201

Statement of
Additional Information

Dated March 19, 2010

Although not a prospectus, this Statement of Additional Information (the “SAI”) supplements the information contained in the Prospectus dated March 19, 2010 (the “Prospectus”) for the funds that are series (collectively, the “Funds”) of The SteelPath MLP Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on December 1, 2009, as a statutory trust under the laws of the State of Delaware. This SAI is incorporated by reference in its entirety into the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Funds and the Trust, and it should be read in conjunction with the Prospectus.

To obtain a copy of the Prospectus, please write to SteelPath Fund Advisors, LLC, 2100 McKinney Ave, Suite 1401, Dallas, Texas 75201, or call 888-614-6614.

The Funds seek to provide varying combinations of capital appreciation and income. Each Fund is managed by SteelPath Fund Advisors, LLC (the “Advisor”).

Shares of the Funds are distributed on a continuous basis at their current net asset value (“NAV”) per share by UMB Distribution Services, LLC (the “Distributor”), and by selected securities dealers.

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THE FUNDS

The Funds may issue an unlimited number of shares of beneficial interest. All shares of a Fund have equal rights and privileges. Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of a Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by such Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of a Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. Each Fund offers two different share classes, Class A and Class I, and SteelPath MLP Select 40 Fund also offers a Class Y Share. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different distribution fees; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date. SteelPath Fund Advisors, LLC (the “Advisor”) is investment advisor for all of the Funds. Each Fund’s investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time.

Under the Trust’s Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Declaration of Trust or the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

The sections below describe, in greater detail than in the prospectus, some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage. The principal investment strategies and associated risks of the Funds are described in the prospectus.

Diversification

As a “diversified” investment company, the SteelPath MLP Select 40 Fund, with respect to 75% of its total assets, must limit its investment in the securities of any single issuer to not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer (except that these limitations do not apply to investments in U.S. Government Securities and securities of other investment companies). However, to limit the risks associated with highly concentrated holdings, it is the SteelPath MLP Select 40 Fund’s current policy (which may be changed by the Board of Trustees of the Trust (the “Board”)) not to invest more than 5% of the value of its total assets in the securities of any one issuer. See “Dividends, Distributions, and Taxes” in the prospectus. The SteelPath MLP Alpha Fund and SteelPath MLP Income Fund are non-diversified as defined by the 1940 Act.

Portfolio Turnover

Although the Funds generally do not engage in short-term trading, portfolio securities may be sold without regard to the time they have been held when investment considerations warrant such action. It is expected that each Fund’s portfolio turnover rate will not exceed 10%. A higher portfolio turnover rate would result in higher brokerage costs to the Fund and could also result in the greater realization of capital gains that will be subject to tax, including short-term gains, which will be taxable to shareholders at ordinary income tax rates.

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INVESTMENT POLICIES

The Funds seeks to provide its shareholders with an efficient access product to the energy Master Limited Partnership asset class, removing the obstacles of federal and state K-1 and UBTI filing obligations, while providing portfolio transparency, and daily Net-Asset-Value and liquidity.

Each Fund will provide a daily Net-Asset-Value and will publish its portfolio of investments to provide investors a completely transparent perspective into the Fund’s holdings.

Fundamental Investment Restrictions

The investment restrictions for each Fund as set forth below are fundamental policies of each Fund that may not be changed with respect to a Fund without the approval of the shareholders of such Fund. Shareholder approval means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Except for those investment policies specifically identified as fundamental in the prospectus or this SAI, the Funds’ investment objectives as described in the prospectus and all other investment policies and practices described in the prospectus and this SAI are non-fundamental and may be changed by the Board without the approval of the shareholders.

Unless otherwise indicated, all of the percentage limitations below and the investment restrictions recited in the prospectus apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Therefore, a change in the percentage that results from a relative change in values or from a change in a Fund’s net assets will not be considered a violation of the Fund’s policies or restrictions.

“Value” for the purposes of all investment restrictions shall mean the value used in determining a Fund’s NAV.

Each Fund has adopted the following fundamental policies:

SteelPath MLP Select 40 Fund

•	shall invest, under normal circumstances, at least 80 percent of the value of its assets in MLPs
•	shall be a “diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time
•	may borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time
•	may not purchase or sell real estate or any interest therein
•	may not purchase physical commodities or contracts relating to physical commodities
•	may not make loans, including securities lending and investments in repurchase agreements and debt securities
•	may not act as an underwriter or distributor of securities except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the “1933 Act”), by virtue of disposing of portfolio securities
•	may not issue senior securities, except as permitted under the 1940 Act
•	may not concentrate our investments in a particular “industry,” as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time; provided, however, that this concentration limitation does not apply to our investments in MLPs, which will be concentrated in the MLP energy infrastructure industry in particular, and the energy industry in general

SteelPath MLP Alpha Fund

•	shall invest, under normal circumstances, at least 80 percent of the value of its assets in MLPs
•	may borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time
•	may not purchase or sell real estate or any interest therein
•	may not purchase physical commodities or contracts relating to physical commodities

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•	may not make loans, including securities lending and investments in repurchase agreements and debt securities
•	may not act as an underwriter or distributor of securities except to the extent that the Fund may be deemed an underwriter under the 1933 Act by virtue of disposing of portfolio securities
•	may not issue senior securities, except as permitted under the 1940 Act
•	may not concentrate our investments in a particular “industry,” as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time; provided, however, that this concentration limitation does not apply to our investments in MLPs, which will be concentrated in the energy infrastructure industry in particular, and the energy industry in general

SteelPath MLP Income Fund

•	shall invest, under normal circumstances, at least 80 percent of the value of its assets in MLPs
•	may borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time
•	may not purchase or sell real estate or any interest therein
•	may not purchase physical commodities or contracts relating to physical commodities
•	may not make loans, including securities lending and investments in repurchase agreements and debt securities
•	may not act as an underwriter or distributor of securities except to the extent that the Fund may be deemed an underwriter under the 1933 Act by virtue of disposing of portfolio securities
•	may not issue senior securities, except as permitted under the 1940 Act
•	may not concentrate our investments in a particular “industry,” as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time; provided, however, that this concentration limitation does not apply to our investments in MLPs, which will be concentrated in the energy infrastructure industry in particular, and the energy industry in general

Under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%. For purposes of this restriction, margin and collateral arrangements, including, for example, with respect to permitted borrowings, options, futures contracts, options on futures contracts and other derivatives such as swaps are not deemed to involve the issuance of a senior security.

Nonfundamental Investment Restrictions

These fundamental policies may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy.

Each Fund has adopted the following additional nonfundamental policies:

SteelPath MLP Select 40 Fund

•	under normal circumstances, the Fund invests at least 90% and up to 100% of its total assets in equity securities issued by MLPs
•	will not invest more than 5% of its total assets in any single issuer
•	will invest in a minimum of 40 MLPs
•	will not employ any leverage

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•	will not engage in short sales
•	will not pledge any of its assets

SteelPath MLP Alpha Fund

•	under normal circumstances, the Fund invests at least 90% and up to 100% of its total assets in equity securities issued by MLPs
•	will not invest more than 10% of its total assets in any single issuer
•	will invest in a minimum of 20 MLPs
•	will not engage in short sales
•	will not pledge any of its assets

SteelPath MLP Income Fund

•	under normal circumstances, the Fund invests at least 90% and up to 100% of its total assets in equity securities issued by MLPs
•	will not invest more than 10% of its total assets in any single issuer
•	will not engage in short sales
•	will not pledge any of its assets

Industries in Which the Funds Seeks to Invest

The Funds pursue their investment objectives by investing primarily in energy infrastructure MLPs that primarily own and operate (i) energy-related logistical assets, including the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”), (ii) businesses primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream MLPs”), (iii) businesses that process, treat, and refine natural gas liquids and crude oil (“Downstream MLPs”), and (iv) businesses engaged in owning, managing, and the transportation of alternative energy infrastructure assets including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy MLPs”).

Portfolio Composition

The Funds seek to achieve their investment objectives by investing solely equity securities of MLPs. The U.S. is in the middle of an energy infrastructure build-out predicated on two fundamental factors: modest long-term growth in energy demand, and shifting locations of supplies. These factors are still at play even in this rough economic climate. The Energy Information Administration (“EIA”) is forecasting energy use to decline in 2009 and remain relatively level in 2010, but given demographic growth trends, believes that through the next decade the U.S. will be producing and using more energy, including fossil fuels. Shifting supply sources are just as significant, as new infrastructure will be required to move these resources to end-use markets. Burgeoning unconventional resource plays will more than double their gas production by 2015. The opportunity set is noteworthy: at least $150 billion of new-build assets and at least $200 billion of existing assets still held in private and public corporations that will continue to migrate to the MLP structure over the next ten years. Given the expansion opportunities, the Advisor believes that public equity investments in energy infrastructure will be able to outpace the broader market.

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MANAGEMENT OF THE FUNDS

The Board has overall responsibility for monitoring the operations of the Trust and the Funds and for supervising the services provided by the Advisor and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Funds.

Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

Independent Trustees

Name, Address, and DOB	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Edward F. Kosnik 2100 McKinney Ave, Suite 1401 Dallas, Texas 75201 YOB: 1944	Trustee	Indefinite/Since January 25, 2010	Private investor, Director of Blueknight Energy Partners G.P., L.L.C. (formerly Semgroup Energy Partners GP LLC) from July 2008 to November 2009; Director of Buckeye GP LLC from its inception in 1986 to September 2007; Director of Premcor Inc. from November 2004 to September 2005; member of the Board of Trustees of Marquette University from September 2006 to September 2009. He is a consultant to a private energy investment corporation.	3
Duke R. Ligon 2100 McKinney Ave, Suite 1401 Dallas, Texas 75201 YOB: 1941	Trustee	Indefinite/Since January 25, 2010	Devon Energy Corporation, Senior Vice President and General Counsel; Love’s Travel Stops & Country Stores, Inc., Strategic Advisor	3	Blueknight Energy Partners, L.P., Quest Midstream Partners, L.P., Heritage Trust Company, Security State Bank, Panhandle Oil and Gas Inc., and Pre-Paid Legal Services, Inc.
Davendra S. Saxena 2100 McKinney Ave, Suite 1401 Dallas, Texas 75201 YOB: 1979	Trustee	Indefinite/Since January 25, 2010	Berenson & Company, Director, Energy Investment Banking	3	N/A

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Interested Trustees & Officers

Name, Address, and DOB	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Stuart Cartner 2100 McKinney Ave. Suite 1401 Dallas, Texas 75201, YOB: 1960	Vice President and Treasurer	Indefinite/Since January 25, 2010	SteelPath Capital Management, Partner; Goldman Sachs, Vice President	3	N/A
*Gabriel Hammond 2100 McKinney Ave. Suite 1401 Dallas, Texas 75201 YOB: 1979	President and Trustee	Indefinite/Since January 25, 2010	SteelPath Capital Management, Founder and Managing Partner	3	N/A
Erin Moyer 2100 McKinney Ave. Suite 1401 Dallas, Texas 75201 YOB: 1979	Secretary	Indefinite/Since March 18, 2010	SteelPath Capital Management, Vice President; JHU Applied Physics Laboratory, Lead Engineer	3	N/A

*	Gabriel Hammond is an interested trustee because he controls the Advisor.

Audit Committee

The Board has established an Audit Committee, which is responsible for advising the Board with respect to accounting, auditing, and financial matters affecting the Trust. The Audit Committee consists of the three Independent Trustees.

Board of Trustees’ Interest in the Funds

The Trustees owned the following dollar ranges of equity securities in the Funds as of the end of the most recently completed calendar year:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Edward F. Kosnik	None	None
Duke R. Ligon	None	None
Davendra S. Saxena	None	None
Gabriel Hammond	None	None

Trustee Interest in Advisor, Distributor, or Affiliates

As of the end of the most recently completed calendar year, neither the Trustees who are not “interested” persons, as defined by the 1940 Act, of the Trust nor members of their immediate families, owns or has owned securities beneficially or of record in the Advisor, the Distributor, or any affiliate of the Advisor or Distributor during the past two calendar years, as shown by the chart below. Accordingly, as of the end of the most recently completed calendar year, neither the Trustees who are not “interested” persons, as defined by the 1940 Act, of the Trust nor members of their immediate families, have or had a direct or indirect interest, the value of which exceeds $120,000 in the Advisor, the Distributor, or any of their affiliates during the past two calendar years.

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Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Edward F. Kosnik	None	None	None	None	None
Duke R. Ligon	None	None	None	None	None
Davendra S. Saxena	None	None	None	None	None
Gabriel Hammond	None	None	None	None	None

Trustee Material Interest in Any Transactions with Advisor, Distributor, or Affiliates

During the two most recently completed calendar years, neither the Trustees who are not “interested” persons, as defined by the 1940 Act, of the Trust nor members of their immediate family, have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor, or any affiliate of the Advisor or Distributor was a party.

Compensation

Each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust is paid: (i) an annual retainer of $5,000; (ii) a fee of $1,000 for each quarterly meeting of the Board attended; and (iii) a fee of $500 for each meeting attended of any committee of the Board of which such Trustee is a member (if such meeting is not held on the same day as a meeting of the Board). Officers of the Trust, all of whom are members, officers, or employees of the Advisor, or their affiliates, receive no compensation from the Trust. Trustee compensation expected to be received from the Trust for the 2010 fiscal year is set forth below.

Name of Person, Position	Aggregate Compensation From Funds*	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Trust Complex Paid to Trustees*
Edward F. Kosnik	$9,000			$9,000
Duke R. Ligon	$9,000			$9,000
Davendra S. Saxena	$9,000			$9,000

*	The Board held its initial meeting on January 25, 2010. Aggregate and total compensation received from the Trust is an estimate based on anticipated meetings during the 2010 fiscal year.

CODE OF ETHICS

The Trust and the Advisor have each adopted a code of ethics (“Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act, which governs personal securities trading by their respective personnel. The Trust takes conflicts of interest very seriously and takes a stricter approach to employee trading compared to most mutual funds: the Trust’s Code of Ethics does not allow its employees to purchase any MLP or any security owned by any of the Funds in their personal accounts. The Advisor encourages its employees to own MLPs through its managed products, such as this Trust, creating an alignment of interest with shareholders.

CONTROL PERSONS AND PRINCIPAL HOLDERS

As of January 25, 2010, the Funds may be deemed to be controlled by the Advisor, which provided initial capital to the Trust and owned all of the outstanding shares of the Funds. Any person beneficially owning, directly or indirectly, more than 25% of the outstanding shares of a Fund is presumed to control such Fund. Through the exercise of voting rights with respect to shares of a Fund, the Advisor may be able to determine the outcome of shareholders voting on matters as to which the approval of shareholders of a Fund is required. Principal holders are persons who own beneficially 5% or more of the outstanding shares of a Fund.

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INVESTMENT ADVISORY AGREEMENT

The following information supplements and should be read in conjunction with the section in the Prospectus titled “Management of The Funds — Investment Advisor.”

The Advisor is a Delaware limited liability company with offices at 2100 McKinney Ave, Suite 1401, Dallas, Texas 75201. The Advisor is affiliated with SteelPath Capital Management, LLC (“SCM”) which was established in 2004 and also advises individuals, financial institutions, private equity funds and other pooled investment vehicles. Gabriel Hammond is deemed to control the Advisor by virtue of his majority ownership of its shares. Mr. Hammond also controls SCM as the majority member of SCM. Subject to the supervision and direction of the Board, the Advisor manages each Fund’s securities and investments in accordance with each Fund’s stated investment objectives and policies, makes investment decisions and places order to purchase and sell securities on behalf of each Fund.

The Advisor provides investment advisory services to the Funds pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”), dated January 25, 2010 between the Advisor and the Trust. The Advisory Agreement has an initial term expiring two years after the date of its execution, and may be continued in effect from year to year thereafter subject to the approval thereof by (1) the Board or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Trustees who are not “interested persons” (as defined by the 1940 Act) of the Trust or the Advisor (the “Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder. A discussion regarding the Board’s approval of the Advisory Agreement and the factors the Board considered will be included in the Funds’ first semi-annual report to shareholders.

The Advisor also provides such additional administrative services as the Trust or the Funds may require beyond those furnished by the Administrator and furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary in connection with the operations of the Trust and the Funds. In addition, the Advisor pays the salaries of officers of the Trust who are employees of the Advisor and any fees and expenses of Trustees of the Trust who are also officers, directors, or employees of the Advisor or who are officers or employees of any company affiliated with the Advisor and bears the cost of telephone service, heat, light, power, and other utilities associated with the services it provides.

In consideration of the services provided by the Advisor, the SteelPath MLP Select 40 Fund pays the Advisor a fee that is computed and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets during the month, the SteelPath MLP Alpha Fund pays the Advisor a fee that is computed and paid monthly at an annual rate of 1.10% of the Fund’s average daily net assets during the month, and the SteelPath MLP Income Fund pays the Advisor a fee that is computed and paid monthly at an annual rate of 0.95% of the Fund’s average daily net assets during the month.

PORTFOLIO MANAGERS

The Advisor has established an investment committee (the “Investment Committee”) that is primarily responsible for all investment-related services provided to the Funds by the Advisor. The Investment Committee is led by Mr. Hammond and Mr. Cartner.

Gabriel Hammond, founder and Manager of the Advisor and founder and Manager of the Advisor’s affiliate, SCM, since its formation in 2004. SCM, which was established in 2004, and the founder of SFA, formed in October of 2009. Prior to founding SCM, Mr. Hammond covered the broader Energy and Power sector at Goldman, Sachs & Co., in the firm’s Equity Research Division. Specializing in the midstream energy MLP space, Mr. Hammond advised Goldman Sachs Asset Management, which holds an estimated $2 billion of MLP securities (both as principal and on behalf of its clients), with portfolio allocation, short-term trading, and tax-advantaged specialty applications. In addition, Mr. Hammond marketed nearly 30 public MLP offerings while at Goldman Sachs. Mr. Hammond is a member of the Board of Directors of the National Association of Publicly Traded Partnerships. Mr. Hammond graduated from Johns Hopkins University with Honors in Economics.

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Stuart Cartner, Member of the Advisor since its formation in 2009 and Member of the Advisor’s affiliate SCM since 2007. Prior to joining SCM, Mr. Cartner was a Vice President in the Private Wealth Management Division of Goldman, Sachs & Co. He was responsible for managing a $200 million portfolio of midstream energy Master Limited Partnerships for over a decade, garnering a deep understanding of the individual companies as well as the macro fundamentals and investor psychology that drive the sector. With more than 19 years at Goldman Sachs and through his membership in a broader investment team with $3 billion under management, Mr. Cartner has diverse investing and risk management experience across the private and public equity and derivatives spaces. Prior to his time at Goldman Sachs, Mr. Cartner worked at Trammell Crow Co. and General Electric Co. Mr. Cartner received a B.S. in Finance and Management from Indiana University and an MBA in Finance and Marketing with Distinction from the Kellogg Graduate School of Management, Northwestern University.

Portfolio Manager Compensation

The Advisor is employee-owned, creating a unique set of incentives for the portfolio managers by encouraging them to focus on delivering long-term capital appreciation and discouraging them from taking inappropriate risks to boost short-term returns. Delivering long-term value to shareholders is the surest path to create equity value for their ownership stake. We believe that direct ownership is the strongest and most attractive type of long-term incentive plan available, and the surest way to retain our key personnel, maintain a consistent portfolio team, and deliver the best securities selection advice.

Each portfolio manager also receives a base salary, determined by the Advisor, based on his level of responsibility at the Advisor. In determining the amount of the base salary, the Advisor considers compensation levels in the investment management and broader financial services industries, and compensation levels generally at the Advisor and its affiliates.

The portfolio managers do not receive compensation that is based upon a Fund’s pre- or after-tax performance, or the value of the assets held by such entities. The portfolio managers do not receive any special or additional compensation from the Advisor for their services as portfolio managers.

Material Conflicts of Interest

Real, potential, or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund. The portfolio managers may manage other accounts with investment strategies similar to the Funds, including other pooled investment vehicles and separately managed accounts. Fees earned by the Advisor may vary among these accounts, and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers have potential incentives to favor certain accounts over others (including the Funds), resulting in other accounts outperforming the Funds.

A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity because of the need to allocate that opportunity among multiple accounts. The Advisor will allocate all limited investment opportunities among the Funds based on the average assets in each Class of shares. In addition, the portfolio managers may execute transactions for another account that may adversely affect the value of securities held by a Fund. However, the Advisor believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and that the Advisor has a policy that seeks to allocate opportunities on a fair and equitable basis.

The Advisor and the portfolio managers may carry on investment activities for their own accounts and for those of their families and other clients in which the Funds have no interest, and thus may have certain additional conflicts of interest. In addition, the Advisor may act as the investment advisor to accounts pursuing a range of traditional and alternative investment strategies. As a consequence of managing multiple investment products with varying investment programs, securities may be purchased or sold for some accounts but not others, and securities that are being sold for some accounts may be purchased for others. Factors that could lead to differences in trading decisions for various investment strategies include, among others, in the case of conflicting positions: differing portfolio manager analyses, different investment horizons, implementation of a particular hedging strategy, and differing desired market exposures. When making allocations, portfolio managers may also consider a number of factors, such as cash flow situations, tax considerations, different

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investment horizons, and different investment strategies. All portfolio managers are aware that trades may not be made in one client account for the purpose of benefiting another client account. Investment decisions must be made only on the basis of the investment considerations relevant to the particular account for which a trade is being made.

The Advisor has adopted a Code of Ethics, among other policies and procedures, that seek to ensure that clients’ accounts are not harmed by potential conflicts of interests. The Advisor also has procedures to assure that fair and appropriate allocation of investments purchased and sold is made among all clients.

Ownership of Fund Shares by the Portfolio Managers

As of March 19, 2010 the dollar range of equity securities of the Funds beneficially owned by each portfolio manager is:

Dollar Range of Equity Securities Owned in the Funds
Name of Portfolio Manager	None	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Gabriel Hammond	X
Stuart Cartner	X

DISTRIBUTOR

Shares of the Funds are distributed on a continuous basis at their current NAV per share, without imposition of any front-end sales charge, by the Distributor.

The Distributor provides these services to the Funds pursuant to the Distribution Agreement dated as of January 25, 2010, with the Trust (the “Distribution Agreement”). The Distribution Agreement is terminable without penalty, on at least 30 days’ prior written notice, by the Board, by vote of the holders of a majority of a Fund’s outstanding voting shares, or by the Distributor. The Distribution Agreement has an initial term expiring on January 25, 2012. The Distribution Agreement may be renewed for successive one-year terms, provided such continuance is specifically approved by (1) the Board; or (2) vote of a majority of a Fund’s outstanding voting securities, provided that, in either event, the continuance must also be approved by a majority of the Trustees who are not “interested persons” (as defined by the 1940 Act) of the Trust or the Distributor, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement provides that it will terminate automatically in the event of its “assignment” (as defined by the 1940 Act and the rules thereunder).

In the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the 1933 Act. The Distributor is compensated by the Advisor for its services to the Trust under a written agreement for such services between the Advisor and the Distributor.

The principal business address of the Distributor is at 803 West Michigan Street, Milwaukee, Wisconsin 53233.

Rule 12b-1 Plan.  The Trust has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that any payments made by a Fund in connection with the distribution of its shares may be made only pursuant to a written plan describing all material aspects of the proposed financing of the distribution and also requires that all agreements with any person relating to the implementation of a plan must be in writing. Under the Trust’s Plan, each Fund will pay the Distributor an annual fee (the “12b-1 Fee”) of up to 0.40% of the average daily net assets of the Fund’s Class A Shares.

Subject to the supervision of the Board of the Trust, a Fund may, directly or indirectly, engage in any activities related to the distribution of the shares of the Fund, which activities may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Fund shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of Fund shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Fund shares; (c) costs of

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preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan. The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Fund shares, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

The Trust’s Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Trust’s Board of Trustees, including a majority of the trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan (the “Independent Trustees”). The Trust’s Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees of the Trust or by vote of a majority of the outstanding shares of a particular Fund. Any amendment to a Plan to increase materially the amount a Fund is authorized to pay thereunder would require approval by a majority of the outstanding shares of such Fund. Other material amendments to the Trust’s Plan would be required to be approved by vote of the Board of Trustees, including a majority of the Independent Trustees. The Distributor may, at its own discretion, waive a portion of its fees from time to time, although such waiver is not required.

The Distributor may make payments to dealers who are holders or dealers of record for accounts in one or more of the Funds. A dealer’s marketing support services may include business planning assistance, educating dealer personnel about the Funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the dealer. The Distributor compensates dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. From time to time, the Advisor or Distributor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of the Funds. Such compensation provided by the Advisor or Distributor may include financial assistance to dealers that enable the Advisor or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. The Advisor and Distributor make payments for events they deem appropriate, subject to applicable law. These payments may vary depending upon the nature of the event.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees. Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series. The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The following information supplements and should be read in conjunction with the section in the Fund’s Prospectus titled “How To Redeem Shares.”

Suspension of Redemptions

The right of redemption may be suspended or the date of payment postponed (1) during any period when the New York Stock Exchange, Inc. (the “NYSE”) is closed (other than customary weekend and holiday

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closings); (2) when trading in the markets the Fund ordinarily uses is restricted, or when an emergency exists as determined by the Securities and Exchange Commission (the “SEC”) such that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or (3) for such other periods as the SEC by order may permit to protect the Fund’s shareholders.

PORTFOLIO HOLDINGS INFORMATION

The Trust has adopted a written policy relating to disclosure of its portfolio holdings governing the circumstances under which disclosure may be made to shareholders and third parties of information regarding the portfolio investments held by the Funds. Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q). These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. Except for these reports, or as otherwise specifically permitted by the Trust’s policy, information regarding a Fund’s portfolio holdings may not be provided to any person.

Information regarding a Fund’s portfolio securities, and other information regarding the investment activities of a Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of a Fund, but only if such disclosure has been approved by the Chief Compliance Officer of the Trust (the “CCO”). In connection with any such arrangement, the recipient of the information must agree to maintain the confidentiality of the information and to the information only to facilitate its rating or ranking of a Fund. The Trust’s policy does not prohibit: (1) disclosure of information to a Fund’s investment advisor or to other service providers to the Trust (including it administrator, distributor, custodian, legal counsel and auditors) or to broker and dealers through which portfolio securities are purchased and sold (but only with respect to information relating to the particular securities being purchased or sold); or (2) disclosure of holdings of or transactions in portfolio securities that is made on the same basis to all shareholders of a Fund. The CCO is authorized to approve other arrangements under which information relating to portfolio securities held by, or purchased or sold by, a Fund is disclosed to shareholders or third parties, subject to a requirement that the CCO concludes (based upon various factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and a Fund and is unlikely to affect adversely the Trust or such Fund. Any such arrangements approved by the CCO are required to be reported to the Board. The Trust believes that the standards applicable to approval of these arrangements should help assure that any disclosure of information is in the best interests of a Fund and its shareholders and that disclosure is not made under circumstances where the Advisor or an affiliated person of the Trust stands to benefit to the detriment of a Fund.

The Trust’s Chief Compliance Officer is responsible for monitoring the use and disclosure of information relating to the Fund’s portfolio securities and is also responsible to report to the Board at least annually regarding the effectiveness of the Trust’s compliance program, including its policy governing the disclosure of portfolio holdings and any material violations of that policy. Under the Trust’s policy, the Advisor, the Trust and their respective affiliated persons are prohibited from receiving any direct or indirect compensation in consideration of information relating to a Fund’s portfolio securities held, purchased or sold by a Fund.

Consistent with the Trust’s policy, information relating to a Fund’s portfolio securities are provided to certain persons as described in the following table. Such persons are subject duties not to trade on such information. There are no other arrangements in effect involving the disclosure of information regarding a Fund’s portfolio holdings.

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Type of Service Provider	Typical Frequency of Access to Portfolio Information	Restrictions
Advisor	Daily	Ethical
Administrator and Distributor	Daily	Contractual and Ethical
Custodian	Daily	Contractual and Ethical
Auditor	During annual audit	Ethical
Legal counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Printers	Twice a year — printing of semi-annual and annual reports	No formal restrictions in place. However, printer would not receive portfolio information until at least 30 days old.
Broker-dealers through which the Fund purchases and sells portfolio securities	Daily access to the relevant purchase and/or sale — no broker/dealer has access to the Fund’s entire portfolio	Contractual and Ethical.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the sections in the Prospectus titled “How to Buy Shares” and “How to Redeem Shares.”

NAV is determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each day the NYSE is open, except that no computation need be made on a day on which no orders to purchase or redeem shares have been received. The NYSE currently observes the following holidays: New Year’s Day, Martin Luther King Jr. Day (third Monday in January), Presidents Day (third Monday in February), Good Friday (Friday before Easter), Memorial Day (last Monday in May), Independence Day, Labor Day (first Monday in September), Thanksgiving Day (last Thursday in November), and Christmas Day.

NAV per share is computed by dividing the value of a Fund’s net assets (i.e., the value of its assets less its liabilities) by the total number of Fund shares outstanding. In computing NAV, securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. A pricing service may be used to determine the fair value of securities held by a Fund. Any such service might value the investments based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data-processing techniques, a matrix system, or both to determine valuation. The Board will review and monitor the methods used by such services to assure itself that securities are valued at their fair values.

The values of securities held by the Funds and other assets used in computing NAV are determined as of the time trading in such securities is completed each day.

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TAXATION OF THE FUNDS

Although the Internal Revenue Code generally provides that a regulated investment company does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Funds do not, and are not expected to, meet current tests for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code because of the fact that most or substantially all of each Fund’s investments will consist of investments in MLP securities. The regulated investment company tax rules therefore have no application to the Funds or to you as an owner of a Fund’s shares. Consequently, the Funds are taxable as corporations for federal and state income tax purposes and, thus, will pay federal and state income tax on their taxable income.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Board, the Advisor is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities are generally traded on a “net” basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The Advisor may serve as investment advisor to other clients, including private investment companies, and the Advisor may in the future act as investment advisor to other registered investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets are managed by the Advisor in such manner as it deems equitable. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Funds.

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Advisor believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Advisor from obtaining high-quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies on its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

In seeking to implement the Trust’s policies, the Advisor effects transactions with brokers and dealers it believes provide the most favorable prices and are capable of providing efficient executions. The Advisor may place portfolio transactions with a broker or dealer that furnishes research and other services to the Advisor. Such services may include, but are not limited to, any one or more of the following: (1) information as to the availability of securities for purchase or sale, (2) statistical or factual information or opinions pertaining to investments, (3) wire services, (4) and appraisals or evaluations of portfolio securities. The information and services received by the Advisor from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Trust directly. While such services are useful and important in supplementing its own research and facilities, the Advisor believes the value of such services is not determinable and does not significantly reduce its expenses.

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PROXY VOTING PROCEDURES

The Trust has delegated authority to vote proxies to the Advisor, subject to the supervision of the Board. The Advisor’s proxy voting policies are summarized below.

Policies of the Funds’ Advisor

It is the Advisor’s policy to vote all proxies received by the Funds in a manner that serves the best interests of the Funds. Upon receiving each proxy, the Advisor will review the issues presented and make a decision to vote for, vote against, or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Advisor will consider information from a variety of sources in evaluating the matters to be voted on and in determining how to vote. Factors considered by the Advisor in making such determinations include: the impact on the value of securities; the anticipated costs and benefits associated with the proposal; the effect on liquidity of a Fund’s investment; and customary industry and business practices. The Advisor generally supports policies, plans, and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Advisor generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

Conflicts of Interest

The Advisor’s duty is to vote in the best interests of a Fund’s shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Advisor, the Distributor, or any affiliated person and the interests of such Fund’s shareholders, the Advisor will take one of the following steps to resolve the conflict:

A.	If a proposal is addressed by the specific policies adopted by the Advisor, it will vote in accordance with those policies.
B.	If the Advisor believes it is in the best interest of the Fund to depart from the specific policies provided, the Advisor will be subject to the requirements of C or D below, as applicable.
C.	If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Advisor, the Advisor may vote such proxy as it determines to be in the best interest of the Fund, without taking any action described in D below, provided that such vote would be against the Advisor’s own interest in the matter (i.e., against the perceived or actual conflict). The Advisor will memorialize the rationale of such voted in writing.
D.	If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Advisor, and the Advisor believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Advisor must take on of the following actions in voting such proxy: (1) delegate the voting decision for such proxy proposal to an independent third party; or (2) delegate the voting decision to any “independent” Trustee of the Fund, as applicable.

More Information

The actual voting records relating to portfolio securities during the 12-month period ending November 30 will be available without charge, upon request by calling toll-free, 888-614-6614, or by accessing www.steelpath.com or the SEC’s website at www.sec.gov. In addition, a copy of the Advisor’s proxy voting policies and procedures is available by calling 888-614-6614 and will be sent within three business days of receipt of a request.

GENERAL INFORMATION

The following information supplements and should be read in conjunction with the section in the Fund’s Prospectus titled “General Information.”

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program

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provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new opening Account Applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Trustee and Officer Liability

Under the Trust’s Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees, and certain agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims, and expenses arising from any threatened, pending, or completed action, suit, or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees, or agents of the Trust, subject to the limitations of the 1940 Act that prohibit indemnification that would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd., is the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for conducting the annual audit of the financial statements of the Fund. The selection of the independent registered public accounting firm is approved annually by the Board of Trustees.

Custodian

UMB Bank, n.a. serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Fund’s cash and investments and retaining subcustodians. Cash held by the custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

Administrator

The Trust has retained UMB Fund Services, Inc. (the “Administrator”), 803 West Michigan Street, Milwaukee, WI 53233, to provide various administrative and accounting services necessary for the operations of the Trust and the Funds. Services provided by the Administrator include facilitating general Fund management; monitoring the Funds compliance with federal and state regulations; supervising the maintenance of the Funds’ general ledger, the preparation of the Funds’ financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax and other reports. Each Fund pays the Administrator an annual fee calculated based upon the Fund’s average net assets. The fee is paid monthly.

Legal Counsel

Baker Botts L.L.P. serves as counsel to the Trust.

Registration Statement

This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC. A text-only version of the Registration Statement is available on the SEC’s Internet website, www.sec.gov.

Financial Statements

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholder of
The SteelPath MLP Funds Trust

We have audited the accompanying statement of assets and liabilities of SteelPath MLP Select 40 Fund (the “Fund”), a series of The SteelPath MLP Funds Trust as of March 10, 2010, and the related statement of operations for the one day then ended. These financial statements are the responsibility of Fund management. Our responsibility is to express an opinion on there financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of cash as of March 10, 2010, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SteelPath MLP Select 40 Fund as March 10, 2010, and the results of its operations for the one day then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen Fund Audit Services

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
March 11, 2010

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STEELPATH MLP SELECT 40 FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF MARCH 10, 2010

Assets
Cash	$100,000
Deferred Offering Cost	85,582
Receivable from Advisor	65,394
Total Assets	250,976
Liabilities
Payable to Advisor	150,976
Total Liabilities	150,976
Net Assets applicable to 10,000 Class I shares outstanding	$100,000
Net Asset Value, offering, and redemption price per class I shares outstanding	$10.00

See accompanying notes which are an integral part of these financial statements

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STEELPATH MLP SELECT 40 FUND
STATEMENT OF OPERATIONS
ONE DAY ENDED MARCH 10, 2010

Expenses
Organizational expenses (Note 4)	$65,394
Total Expenses before Reimbursements	65,394
Less: Reimbursement by Advisor (Note 4)	(65,394)
Net Expenses	-
Net increase resulting from operations	$-

See accompanying notes which are an integral part of these financial statements

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NOTES TO FINANCIAL STATEMENTS

NOTE 1: ORGANIZATION

SteelPath MLP Select 40 Fund (the “Fund”), a series of The SteelPath MLP Funds Trust (the “Trust”), was organized as a statutory trust under the laws of the State of Delaware on December 9, 2009 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Fund is authorized to issue three classes of shares: Class A, Class I and Class Y. The Fund has been inactive since that date except for matters relating to the Fund's establishment, designation, registration of the Fund's shares of beneficial interest (“Shares”) under the Securities Act of 1933, as amended and the sale of 10,000 Class I Shares (“Initial Shares”) for $100,000 to SteelPath Fund Advisors, LLC (the “Advisor”), on January 25, 2010. The Fund offers multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class, without distinction between share classes. Expenses attributable to a particular class of shares are allocated directly to that class. The proceeds of such Initial Shares in the Fund were held in cash. There are an unlimited number of authorized Shares.

The investment objective of the Fund is to provide investors long-term capital appreciation and attractive levels of current income through diversified exposure to the energy infrastructure Master Limited Partnership (“MLP”) asset class.

Class A shares of the Fund will be subject to an initial sales charge imposed at the time of purchase, in accordance with its prospectus. The maximum sales charge will be 5.75% of the offering price or 6.10% of the net asset value.

NOTE 2: ACCOUNTING POLICIES

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Investment Valuation — Securities listed on the U.S. stock exchanges or the NASDAQ® Stock Market are valued at the last sale price on such market, or if such a price is lacking, for the trading period immediately preceding the time of determination, such securities are valued at their bid/ask mean price. Securities that are traded in the over-the-counter market are valued at their current bid price. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees of the Trust. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it was to sell the security at approximately the time at which the Fund determines its net asset value per share.

Federal Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on its taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent federal alternative minimum tax on its federal alternative minimum taxable income to the extent

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NOTES TO FINANCIAL STATEMENTS

NOTE 2: ACCOUNTING POLICIES  – (continued)

that its alternative minimum tax exceeds its regular federal income tax. The various investments of the Fund may cause the Fund to be subject to state income taxes on a portion of its income at various rates.

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund intends to report its allocable share of the MLP’s taxable income in computing its own taxable income. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Subsequent Events — In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through March 11, 2010, the date which the financial statements were issued

NOTE 3: INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with the Advisor, pursuant to which the Advisor will provide general investment advisory and administrative services for the Fund. For providing these services and facilities, the Advisor will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.70% of the Fund's average daily net assets. However, the Advisor has contractually agreed to reimburse the Fund so that its total annual operating expenses, excluding 12b-1 fees, interest expense, brokerage commissions, taxes, required fees and expenses, and extraordinary expenses of the Fund, do not exceed 0.85% of the Fund's average daily net assets. The term of this contractual undertaking is coextensive with the term of the Advisory Agreement, and following its initial term, is renewable for successive one-year terms, so long as such continuance is approved by the Board of Trustees or by the vote of a majority of the Fund's outstanding Shares.

Under the terms of the expense limitation agreement, organizational costs, fees waived or expenses reimbursed by the Advisor are subject to reimbursement by the Fund up to three years from the date that the fee or expense was waived or reimbursed. However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation agreement described above.

12b-1 Fees — Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a plan of distribution which permits the Fund to pay for certain expenses associated with the distribution of its shares and for services provided to its shareholders. Under the Plan, the Fund’s shares may pay expenses pursuant to the distribution plan equal to a maximum of 0.25% of the average daily net assets of class A shares.

NOTE 4: EXPENSES

The Fund's organizational costs of $65,394, which have been incurred through March 10, 2010, have been reimbursed by the Advisor. Any organizational costs additionally incurred prior to the commencement of operations of the Fund will be reimbursed by the Advisor. These amounts are presented in the Statement of Assets and Liabilities as a receivable to advisor and a payable to advisor. The Fund’s offering costs of $85,582, which have been recorded as a deferred asset, consists of legal fees for preparing the prospectus and statement of additional information. These offering costs, which are subject to the Expense Limitation Agreement, are accounted for as a deferred charge until Fund shares are offered to the public and will thereafter, be amortized to expense over twelve months on a straight-line basis.

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NOTES TO FINANCIAL STATEMENTS

NOTE 5: BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of March 10, 2010, SteelPath Fund Advisors, LLC, owned 100% of the Fund.

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